UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Emerging Markets Equity Central Fund Fidelity® Emerging Markets Equity Central Fund

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Equity Central Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Equity Central Fund	$ 1	0.03%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,474,557,136
Number of Holdings	259
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.1
Information Technology	21.0
Consumer Discretionary	15.9
Communication Services	9.8
Materials	6.1
Industrials	5.8
Consumer Staples	4.7
Energy	4.4
Health Care	3.2
Utilities	2.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.8
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.5
India - 17.0
Taiwan - 15.0
Korea (South) - 8.1
Brazil - 6.5
Saudi Arabia - 3.9
South Africa - 3.8
United States - 2.1
Mexico - 1.8
Others - 9.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.1
Tencent Holdings Ltd	6.2
Alibaba Group Holding Ltd	3.3
Samsung Electronics Co Ltd	3.0
China Construction Bank Corp H Shares	2.6
HDFC Bank Ltd/Gandhinagar	2.3
PDD Holdings Inc Class A ADR	1.7
Reliance Industries Ltd	1.6
ICICI Bank Ltd	1.4
Xiaomi Corp B Shares	1.4
33.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915580.100    2113-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Floating Rate Central Fund Fidelity® Floating Rate Central Fund

This semi-annual shareholder report contains information about Fidelity® Floating Rate Central Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,641,058,751
Number of Holdings	554
Portfolio Turnover	59%
What did the Fund invest in?
(as of March 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.4
BB - 18.4
B - 56.5
CCC,CC,C - 7.6
Not Rated - 7.5
Equities - 3.2
Short-Term Investments and Net Other Assets (Liabilities) - 5.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 86.5
Corporate Bonds - 4.6
Common Stocks - 2.1
Alternative Funds - 1.1
Asset-Backed Securities - 0.2
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 5.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
United Kingdom - 2.7
Canada - 1.9
Netherlands - 1.1
France - 0.9
Grand Cayman (UK Overseas Ter) - 0.6
Puerto Rico - 0.5
Luxembourg - 0.5
Switzerland - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.5
Asurion LLC	2.3
Clydesdale Acquisition Holdings Inc	1.1
Fidelity Private Credit Company LLC	1.1
Acrisure LLC	1.0
Caesars Entertainment Inc	1.0
Altice France SA	0.9
MH Sub I LLC	0.9
Polaris Newco LLC	0.9
Medline Borrower LP	0.9
12.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915553.100    1408-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Real Estate Equity Central Fund Fidelity® Real Estate Equity Central Fund

This semi-annual shareholder report contains information about Fidelity® Real Estate Equity Central Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$970,640,774
Number of Holdings	31
Portfolio Turnover	46%
What did the Fund invest in?
(as of March 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	28.5
Residential REITs	18.7
Industrial REITs	15.7
Retail REITs	15.4
Health Care REITs	14.9
Office REITs	2.4
Hotel & Resort REITs	2.0
Real Estate Management & Development	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.6
Equinix Inc	9.4
Ventas Inc	7.8
Welltower Inc	6.5
Public Storage Operating Co	5.5
Essex Property Trust Inc	4.2
Sun Communities Inc	4.0
Invitation Homes Inc	3.8
Mid-America Apartment Communities Inc	3.7
Four Corners Property Trust Inc	3.5
59.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915583.100    2724-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® International Equity Central Fund Fidelity® International Equity Central Fund

This semi-annual shareholder report contains information about Fidelity® International Equity Central Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Equity Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,660,324,731
Number of Holdings	277
Portfolio Turnover	55%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.9
Industrials	22.0
Information Technology	10.6
Health Care	9.5
Consumer Discretionary	8.0
Materials	6.9
Communication Services	4.8
Consumer Staples	4.2
Energy	2.7
Utilities	1.2
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 16.0
Japan - 15.5
United States - 15.1
Germany - 9.9
France - 9.1
Canada - 6.2
Netherlands - 4.3
Italy - 4.1
Spain - 3.7
Others - 16.1

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.5
RELX PLC	1.9
Hitachi Ltd	1.9
ASML Holding NV	1.8
UniCredit SpA	1.7
Rolls-Royce Holdings PLC	1.7
London Stock Exchange Group PLC	1.5
CaixaBank SA	1.5
LVMH Moet Hennessy Louis Vuitton SE	1.5
Air Liquide SA	1.4
17.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915579.100    2018-TSRS-0525

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Floating Rate Central Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Floating Rate Central Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 1.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $17,655,893)	1,779,994	17,248,143

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5432% 7/20/2037 (d)(e)(f)	293,000	294,255
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (d)(e)(f)	209,000	207,932
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (d)(e)(f)	132,000	131,240
Benefit Str Partners Clo Vi-B Ltd Series 2025-6BR Class ER, CME Term SOFR 3 month Index + 4.75%, 9.0331% 4/20/2038 (d)(e)(f)	100,000	99,984
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (d)(e)(f)	347,000	349,979
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	109,000	108,136
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 4.1% 4/15/2038 (d)(e)(f)(g)	150,000	150,000
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 0% 4/15/2038 (d)(e)(f)(g)	200,000	200,000
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (d)(e)(f)	103,000	103,732
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (d)(e)(f)	125,000	125,051
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (d)(e)(f)	200,000	200,694
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0432% 4/20/2037 (d)(e)(f)	250,000	252,213
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4766% 2/15/2038 (d)(e)(f)	100,000	100,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (d)(e)(f)	267,000	266,702
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6974% 8/8/2032 (d)(e)(f)	605,000	605,716
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.118% 4/20/2038 (d)(e)(f)	100,000	100,015
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,001,394
UNITED STATES - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (d)(e)(f)	440,000	440,869
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (d)(e)(f)	150,000	151,519
TOTAL UNITED STATES		592,388
TOTAL ASSET-BACKED SECURITIES (Cost $3,883,924)		3,888,037

Bank Loan Obligations - 86.5%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0519% 8/1/2029 (e)(f)(h)	1,513,327	1,331,727
CANADA - 1.9%
Consumer Discretionary - 0.8%
Automobiles - 0.2%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 12/13/2029 (e)(f)(h)	2,786,196	2,758,334
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/22/2031 (e)(f)(h)	102,464	101,255
		2,859,589
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 9/23/2030 (e)(f)(h)	4,021,047	3,976,534
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 11/30/2029 (e)(f)(h)	3,608,534	3,604,601
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (e)(f)(h)	2,182,375	2,145,275
		9,726,410
TOTAL CONSUMER DISCRETIONARY		12,585,999

Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 6/27/2031 (e)(f)(h)	2,885,500	2,467,103
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/18/2031 (e)(f)(h)	3,062,325	3,052,372
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/6/2028 (e)(f)(h)	3,150,205	3,149,228
Industrials - 0.2%
Air Freight & Logistics - 0.2%
1199169 BC ULC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 10/31/2031 (e)(f)(h)	2,073,958	2,066,657
1199169 BC ULC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 10/31/2031 (e)(f)(h)	788,867	786,091
		2,852,748
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3192% 3/21/2031 (e)(f)(h)	1,202,850	1,186,684
TOTAL INDUSTRIALS		4,039,432

Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 1/31/2030 (e)(f)(h)	3,723,257	3,713,092
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2547% 5/27/2028 (e)(f)(h)	2,786,795	2,292,139
TOTAL CANADA		31,299,365
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 2/4/2028 (e)(f)(h)	917,882	916,735
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (e)(f)(h)	8,480,630	7,585,924
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (e)(f)(h)	450,404	393,167
TOTAL FRANCE		7,979,091
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 4/30/2030 (e)(f)(h)(i)	940,000	936,813
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3%, 7.7368% 4/30/2030 (e)(f)(h)	1,550,655	1,545,398
		2,482,211
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2031 (e)(f)(h)(i)	1,235,000	1,214,931
TOTAL GERMANY		3,697,142
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7993% 10/18/2029 (e)(f)(h)	1,407,925	1,410,572
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4956% 1/9/2032 (e)(f)(h)	2,023,625	2,019,193
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)	3,023,738	302,374
BYJU's Alpha Inc Tranche Bridge Term Loan, term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (e)(f)(h)(l)	16,345	16,304
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (e)(f)(h)(k)	53,177	53,044
BYJU's Alpha Inc Tranche Prepetition Reimbursement TL , term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (e)(f)(h)(l)	75,458	75,269

TOTAL INDIA		446,991
LUXEMBOURG - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1971% 9/29/2028 (e)(f)(h)	2,306,793	2,073,645
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (e)(f)(h)(i)(j)	1,226,144	16,859
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/7/2028 (e)(f)(h)	415,662	410,986
Materials - 0.3%
Containers & Packaging - 0.3%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/9/2026 (e)(f)(h)	3,991,948	3,607,723
TOTAL LUXEMBOURG		6,109,213
NETHERLANDS - 1.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2762% 1/3/2028 (e)(f)(h)	3,074,996	3,055,778
Industrials - 0.6%
Building Products - 0.6%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/20/2032 (e)(f)(h)	10,414,378	9,922,299
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5531% 4/3/2028 (e)(f)(h)	2,037,181	2,029,542
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5539% 4/3/2028 (e)(f)(h)	1,619,572	1,618,567
		3,648,109
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/27/2028 (e)(f)(h)	2,142,311	1,628,157
TOTAL NETHERLANDS		18,254,343
PUERTO RICO - 0.4%
Communication Services - 0.4%
Media - 0.4%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4337% 10/15/2029 (e)(f)(h)	1,940,000	1,908,475
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5692% 1/24/2032 (e)(f)(h)	3,235,000	3,159,690
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1837% 10/16/2028 (e)(f)(h)	1,140,000	938,060

TOTAL PUERTO RICO		6,006,225
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.49% 11/16/2028 (e)(f)(h)	3,379,488	3,368,505
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.74% 11/16/2028 (e)(f)(h)	949,350	946,265

TOTAL SWEDEN		4,314,770
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (e)(f)(h)	5,438,856	5,217,440
UNITED KINGDOM - 2.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 12/12/2026 (e)(f)(h)	1,750,000	1,736,333
Entertainment - 0.5%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5727% 12/2/2031 (e)(f)(h)	7,695,713	7,646,229
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 7/22/2030 (e)(f)(h)	6,677,188	6,579,836
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9027% 3/16/2027 (e)(f)(h)	1,398,477	1,397,973
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0527% 10/31/2029 (e)(f)(h)	3,098,913	3,099,873
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 11/25/2030 (e)(f)(h)	5,627,763	5,590,563
		16,668,245
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (e)(f)(h)	7,155,178	7,150,098
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/31/2030 (e)(f)(h)(i)	1,060,000	1,055,696
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3194% 10/21/2030 (e)(f)(h)	1,617,159	1,600,113
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5748% 3/8/2032 (e)(f)(h)	4,605,000	4,570,463
TOTAL INDUSTRIALS		6,170,576

TOTAL UNITED KINGDOM		40,427,177
UNITED STATES - 78.6%
Communication Services - 5.2%
Diversified Telecommunication Services - 2.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (e)(f)(h)	9,159,963	6,517,314
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6108% 11/1/2025 (e)(f)(h)	8,186,248	259,258
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5645% 12/24/2025 (e)(f)(h)(l)	476,920	467,381
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (e)(f)(h)	240,026	230,425
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 10/2/2027 (e)(f)(h)	3,230,000	3,214,367
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7923% 7/1/2031 (e)(f)(h)	3,993,438	3,983,454
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/22/2032 (e)(f)(h)(i)	5,775,000	5,697,384
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3249% 6/1/2028 (e)(f)(h)	1,733,485	1,729,879
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7894% 4/16/2029 (e)(f)(h)	4,049,412	3,888,083
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7894% 4/15/2030 (e)(f)(h)	7,795,270	7,472,469
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4394% 3/9/2027 (e)(f)(h)	3,483,135	3,234,961
		36,694,975
Entertainment - 0.8%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9492% 2/10/2027 (e)(f)(h)	4,535,297	2,607,796
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9394% 9/1/2027 (e)(f)(h)	4,521,870	4,097,131
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9394% 9/1/2027 (e)(f)(h)	3,205,000	2,884,949
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 8/30/2030 (e)(f)(h)	1,156,287	1,153,038
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6894% 8/5/2028 (e)(f)(h)	3,020,712	3,005,608
		13,748,522
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0492% 7/8/2031 (e)(f)(h)	1,379,160	1,351,741
Media - 1.8%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8053% 10/28/2027 (e)(f)(h)	2,247,846	2,164,182
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3104% 12/9/2030 (e)(f)(h)	2,844,000	2,827,704
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5604% 12/15/2031 (e)(f)(h)	2,928,029	2,916,317
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8192% 1/18/2028 (e)(f)(h)	1,060,908	1,024,222
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8227% 12/1/2028 (e)(f)(h)	5,159,682	5,156,483
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 9/19/2026 (e)(f)(h)	2,278,805	2,275,819
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.323% 2/13/2030 (e)(f)(h)	805,000	754,688
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (e)(f)(h)	1,518,291	1,470,206
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 1/31/2029 (e)(f)(h)	3,238,206	3,119,461
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 1/31/2029 (e)(f)(h)	2,976,891	2,890,055
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.7237% 3/31/2031 (e)(f)(h)	2,735,000	2,627,788
Virgin Media Bristol LLC Tranche Y3 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.577% 3/31/2031 (e)(f)(h)	1,623,792	1,560,139
		28,787,064
Wireless Telecommunication Services - 0.3%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3227% 1/30/2031 (e)(f)(h)	4,773,925	4,773,925
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/27/2031 (e)(f)(h)	428,374	427,817
		5,201,742
TOTAL COMMUNICATION SERVICES		85,784,044

Consumer Discretionary - 15.9%
Automobile Components - 1.2%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 3/5/2028 (e)(f)(h)	3,970,000	3,196,565
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 5/6/2030 (e)(f)(h)	2,582,041	2,543,310
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/28/2032 (e)(f)(h)	5,725,000	5,631,969
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8201% 3/19/2032 (e)(f)(h)	1,620,000	1,605,825
Novae LLC/IN 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4528% 12/22/2028 (e)(f)(h)	3,559,756	3,310,573
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1749% 1/26/2029 (e)(f)(h)	3,941,822	3,633,887
		19,922,129
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 6/3/2028 (e)(f)(h)	4,644,620	4,488,468
Broadline Retail - 3.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8992% 6/18/2029 (e)(f)(h)	7,635,900	7,143,996
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8019% 11/8/2032 (e)(f)(h)	2,816,086	2,795,838
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/23/2032 (e)(f)(h)	41,248,229	41,093,548
		51,033,382
Distributors - 0.6%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 12/26/2030 (e)(f)(h)	4,695,021	4,622,624
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (e)(f)(h)(i)	2,285,000	2,193,600
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4394% 1/6/2028 (e)(f)(h)	627,103	602,019
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0692% 8/1/2030 (e)(f)(h)	3,196,143	3,159,516
		10,577,759
Diversified Consumer Services - 1.2%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3227% 7/31/2028 (e)(f)(h)	6,995,131	6,923,291
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 6/12/2030 (e)(f)(h)	3,173,364	3,165,431
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (e)(f)(h)	12,262,563	10,332,804
		20,421,526
Hotels, Restaurants & Leisure - 6.0%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6641% 2/7/2029 (e)(f)(h)	5,336,486	5,196,403
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 6/24/2030 (e)(f)(h)	3,028,728	3,024,307
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 11/24/2028 (e)(f)(h)	845,887	842,715
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 1/26/2030 (e)(f)(h)	10,143,400	10,067,325
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 2/6/2031 (e)(f)(h)	4,138,200	4,104,059
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3248% 10/18/2028 (e)(f)(h)	4,493,306	4,483,466
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 9/18/2026 (e)(f)(h)	2,481,451	2,481,972
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 11/1/2031 (e)(f)(h)	2,643,850	2,301,815
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 6/29/2029 (e)(f)(h)	624,790	556,063
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 1/27/2029 (e)(f)(h)	10,506,263	10,333,225
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5749% 2/12/2029 (e)(f)(h)	1,346,400	1,361,130
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 1/28/2032 (e)(f)(h)	2,485,000	2,431,150
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6894% 12/1/2028 (e)(f)(h)	694,047	693,645
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 5/26/2030 (e)(f)(h)	2,574,051	2,557,963
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5641% 12/4/2031 (e)(f)(h)	1,373,134	1,375,716
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/27/2028 (e)(f)(h)	791,080	791,080
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 1/17/2031 (e)(f)(h)	1,994,850	1,978,333
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 8/2/2028 (e)(f)(h)	4,991,758	4,962,257
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0701% 11/8/2030 (e)(f)(h)	1,292,849	1,291,013
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1768% 10/31/2031 (e)(f)(h)	2,438,558	2,307,486
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 4/26/2030 (e)(f)(h)	1,570,000	1,544,488
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1809% 3/15/2028 (e)(f)(h)	647,848	648,495
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7961% 10/22/2031 (e)(f)(h)	2,713,200	2,705,060
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5664% 4/16/2029 (e)(f)(h)	3,019,580	3,007,774
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 4/1/2031 (e)(f)(h)	1,439,125	1,435,527
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 7/18/2031 (e)(f)(h)	953,510	943,441
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 9/18/2031 (e)(f)(h)	467,650	465,605
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/1/2029 (e)(f)(h)	4,870,082	4,621,367
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 3/14/2031 (e)(f)(h)	4,796,550	4,766,572
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8249% 10/1/2031 (e)(f)(h)	710,000	709,113
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (e)(f)(h)	5,653,016	5,441,028
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2027 (e)(f)(h)	750,000	600,937
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (e)(f)(h)	916,800	891,588
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 8/3/2028 (e)(f)(h)	5,428,408	5,401,483
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (e)(f)(h)	1,941,293	1,874,047
		98,197,648
Household Durables - 0.6%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 9/26/2031 (e)(f)(h)(i)	663,338	661,885
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8169% 10/24/2031 (e)(f)(h)	3,940,125	3,934,372
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 10/30/2027 (e)(f)(h)	1,885,225	1,820,807
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 10/30/2027 (e)(f)(h)	2,749,577	2,669,839
		9,086,903
Leisure Products - 0.3%
Lids Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9451% 12/14/2026 (e)(f)(h)(l)	787,966	780,087
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 3/18/2030 (e)(f)(h)	4,341,860	4,095,807
		4,875,894
Specialty Retail - 2.3%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1872% 11/6/2027 (e)(f)(h)	815,407	812,349
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6872% 7/24/2028 (e)(f)(h)	1,616,211	543,451
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (e)(f)(h)	4,965,050	4,949,559
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8221% 6/9/2031 (e)(f)(h)	2,134,275	2,114,938
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (e)(f)(h)	3,470,000	3,326,238
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1748% 6/6/2031 (e)(f)(h)	2,065,001	1,900,318
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8145% 4/23/2031 (e)(f)(h)	1,194,000	1,184,305
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (e)(f)(h)(i)(j)	2,228,963	534,950
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 10/20/2028 (e)(f)(h)	676,495	643,516
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6749% 10/20/2028 (e)(f)(h)	2,119,133	2,042,971
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1749% 2/8/2028 (e)(f)(h)	4,177,120	3,703,727
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (e)(f)(h)	8,730,514	7,735,235
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 4/16/2028 (e)(f)(h)	4,132,657	4,110,506
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 1/30/2031 (e)(f)(h)	2,605,438	2,563,699
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/21/2027 (e)(f)(h)	1,671,772	859,291
		37,025,053
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 2/20/2029 (e)(f)(h)	1,828,727	1,833,994
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 11/23/2028 (e)(f)(h)	283,821	283,112
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8185% 8/26/2031 (e)(f)(h)	3,925,000	3,840,377
		5,957,483
TOTAL CONSUMER DISCRETIONARY		261,586,245

Consumer Staples - 2.2%
Beverages - 0.6%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/22/2032 (e)(f)(h)(i)	2,015,000	2,017,519
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3992% 1/24/2029 (e)(f)(h)	2,691,053	1,374,886
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.3992% 1/24/2030 (e)(f)(h)	2,185,000	479,782
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 3/31/2028 (e)(f)(h)	6,387,300	6,356,002
		10,228,189
Consumer Staples Distribution & Retail - 0.5%
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1492% 8/1/2029 (e)(f)(h)	5,022,193	4,306,531
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/29/2031 (e)(f)(h)	1,441,596	1,430,842
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 14% 11/20/2027 (e)(f)(h)	4,791,941	191,678
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5461% 4/2/2029 (e)(f)(h)	2,572,664	2,553,369
		8,482,420
Food Products - 0.9%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 12/23/2030 (e)(f)(h)	1,732,525	1,732,525
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 10/25/2027 (e)(f)(h)	3,416,826	3,413,990
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7158% 8/2/2028 (e)(f)(h)	4,865,108	3,107,588
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (e)(f)(h)	4,058,236	4,017,654
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 2/12/2031 (e)(f)(h)	2,570,607	2,549,734
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.573% 2/19/2032 (e)(f)(h)	507,155	506,394
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1% 2/4/2032 (e)(f)(h)(k)	47,845	47,773
		15,375,658
Personal Care Products - 0.2%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 5/17/2028 (e)(f)(h)	3,127,423	2,688,458
TOTAL CONSUMER STAPLES		36,774,725

Energy - 2.7%
Energy Equipment & Services - 0.2%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0528% 6/22/2029 (e)(f)(h)	3,626,775	3,593,808
Oil, Gas & Consumable Fuels - 2.5%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0488% 7/9/2031 (e)(f)(h)	2,328,300	2,318,125
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 10/31/2028 (e)(f)(h)	699,376	697,481
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 3/17/2028 (e)(f)(h)	612,116	605,487
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 12/31/2030 (e)(f)(h)	6,081,248	6,060,754
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (e)(f)(h)	1,426,425	1,426,425
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 11/19/2029 (e)(f)(h)	2,953,546	2,923,597
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (e)(f)(h)(i)	1,380,000	1,380,000
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (e)(f)(h)	1,940,000	1,936,527
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0437% 6/29/2029 (e)(f)(h)	3,188,975	3,185,499
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 9/29/2028 (e)(f)(h)	2,102,845	2,106,609
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 5/30/2031 (e)(f)(h)	913,900	911,899
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3222% 2/5/2030 (e)(f)(h)	1,630,000	1,625,925
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (e)(f)(h)	11,609,542	9,926,159
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0382% 2/28/2030 (e)(f)(h)	2,966,152	2,908,075
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 8/1/2029 (e)(f)(h)	1,049,427	1,048,776
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3147% 5/10/2029 (e)(f)(h)	1,114,400	1,115,971
		40,177,309
TOTAL ENERGY		43,771,117

Financials - 9.9%
Capital Markets - 2.2%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 2/14/2031 (e)(f)(h)	5,907,865	5,911,646
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 6/16/2031 (e)(f)(h)	4,261,741	4,221,042
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3249% 10/24/2031 (e)(f)(h)	6,514,679	6,504,125
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/19/2031 (e)(f)(h)	2,343,225	2,317,356
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 9/15/2031 (e)(f)(h)	1,763,488	1,744,759
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/5/2031 (e)(f)(h)	3,162,075	3,137,379
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2907% 1/15/2032 (e)(f)(h)	2,472,428	2,452,352
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3132% 12/15/2031 (e)(f)(h)	6,146,386	6,068,941
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 7/25/2031 (e)(f)(h)	1,077,300	1,071,914
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/19/2031 (e)(f)(h)	1,900,000	1,885,750
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 12/1/2028 (e)(f)(h)	1,261,520	1,264,043
		36,579,307
Financial Services - 2.7%
ACNR Holdings Inc term loan 13% (e)(h)(l)(m)	821,100	826,273
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2992% 1/31/2031 (e)(f)(h)	9,037,350	8,966,768
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/30/2031 (e)(f)(h)	1,541,138	1,527,375
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 9.9394% 8/30/2029 (e)(h)	221,521	197,153
Empire Today Ip, LLC Tranche Exchange FLSO TL, term loan 9.4394% 8/30/2029 (e)(h)	1,347,583	539,034
Empire Today Ip, LLC Tranche New $ 1st Out TLA, term loan 9.9263% 8/30/2029 (e)(h)	420,382	374,140
Epic Creations Inc Tranche DD DIP TL, term loan 5.3238% 5/2/2025 (e)(h)(l)	24,925	24,925
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (e)(f)(h)(i)(j)(l)	303,780	0
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0529% 4/16/2029 (e)(f)(h)	1,602,266	1,606,271
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 11/17/2031 (e)(f)(h)	4,665,000	4,628,706
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6749% 11/5/2029 (e)(f)(h)	2,260,000	2,245,061
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 7/31/2031 (e)(f)(h)	5,337,496	5,303,016
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0749% 5/16/2031 (e)(f)(h)	1,305,912	1,304,280
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0466% 2/20/2030 (e)(f)(h)	1,727,583	1,725,423
STG Distribution LLC Tranche Exchange FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6727% 10/3/2029 (e)(f)(h)(l)	614,768	609,235
STG Distribution LLC Tranche Exchange FLSO 2LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9227% 9/30/2029 (e)(f)(h)(l)	1,314,959	911,267
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 6/6/2031 (e)(f)(h)	2,154,052	2,146,514
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 6/24/2031 (e)(f)(h)	1,401,470	1,396,368
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.58% 11/21/2031 (e)(f)(h)	1,366,575	1,362,298
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/20/2032 (e)(f)(h)	9,470,000	9,404,941
		45,099,048
Insurance - 5.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 11/6/2030 (e)(f)(h)	17,222,997	17,084,524
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 1/21/2032 (e)(f)(h)	4,418,925	4,380,083
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 12/29/2031 (e)(f)(h)	1,832,795	1,813,331
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 8/19/2028 (e)(f)(h)	1,513,683	1,496,654
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 8/19/2028 (e)(f)(h)	2,132,997	2,111,283
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 9/19/2030 (e)(f)(h)	213,245	210,247
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6894% 1/31/2028 (e)(f)(h)	12,235,000	11,553,388
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6894% 1/20/2029 (e)(f)(h)	21,500,000	19,864,065
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 7/31/2027 (e)(f)(h)	926,645	918,536
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7869% 6/20/2030 (e)(f)(h)	9,604,201	9,556,565
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 9/15/2031 (e)(f)(h)	1,731,454	1,724,095
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 5/6/2032 (e)(f)(h)	2,292,105	2,307,875
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (e)(f)(h)	3,026,210	3,003,513
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 9/27/2030 (e)(f)(h)	2,305,075	2,280,734
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 11/23/2029 (e)(f)(h)	2,234,386	2,210,992
		80,515,885
TOTAL FINANCIALS		162,194,240

Health Care - 6.6%
Health Care Equipment & Supplies - 1.5%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4249% 11/8/2027 (e)(f)(h)	141,042	141,022
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3132% 3/31/2029 (e)(f)(h)	2,884,441	2,876,394
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 8/1/2031 (e)(f)(h)	3,969,072	3,973,200
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 10/21/2028 (e)(f)(h)	14,352,164	14,319,298
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5492% 5/30/2031 (e)(f)(h)	1,616,875	1,610,812
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3249% 10/16/2031 (e)(f)(h)	1,122,187	1,121,065
		24,041,791
Health Care Providers & Services - 2.5%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6992% 2/15/2029 (e)(f)(h)	1,880,662	1,458,039
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5722% 2/11/2028 (e)(f)(h)	1,963,351	1,949,687
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/9/2031 (e)(f)(h)	2,671,575	2,666,339
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3992% 10/1/2027 (e)(f)(h)	1,315,976	1,231,529
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3249% 9/24/2031 (e)(f)(h)	5,441,363	5,154,820
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 10/23/2031 (e)(f)(h)	1,196,008	1,194,261
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1487% 10/16/2031 (e)(f)(h)(k)	153,992	153,768
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (e)(f)(h)	1,390,292	1,393,295
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (e)(f)(h)	346,392	347,140
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 4/15/2031 (e)(f)(h)	2,266,056	2,260,981
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1701% 3/2/2028 (e)(f)(h)	2,900,634	2,804,681
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1492% 3/2/2028 (e)(f)(h)	84,258	81,471
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 2/21/2031 (e)(f)(h)	1,955,299	1,945,973
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 11/15/2028 (e)(f)(h)	6,806,709	6,787,719
Radnet Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.568% 4/18/2031 (e)(f)(h)	932,950	930,468
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5747% 12/4/2031 (e)(f)(h)	4,900,000	4,883,389
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0016% 7/18/2031 (e)(f)(h)	1,516,200	1,483,981
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9372% 10/1/2029 (e)(f)(h)	775,000	682,000
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6872% 10/1/2028 (e)(f)(h)	1,492,268	1,462,079
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/14/2031 (e)(f)(h)	1,097,250	1,097,250
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 4.5% 10/7/2031 (e)(f)(h)(k)	50,000	50,000
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 12/15/2027 (e)(f)(h)	631,515	630,385
		40,649,255
Health Care Technology - 1.4%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 2/15/2029 (e)(f)(h)	9,219,695	9,090,066
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	965,000	949,319
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (e)(f)(h)(i)	485,000	473,481
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0727% 4/30/2031 (e)(f)(h)	6,707,444	6,556,527
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 11/26/2031 (e)(f)(h)	5,790,488	5,770,568
		22,839,961
Pharmaceuticals - 1.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 0% 9/25/2030 (e)(f)(h)(i)	7,990,000	7,670,401
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1727% 8/1/2027 (e)(f)(h)	2,182,843	2,177,473
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 4/23/2031 (e)(f)(h)	3,477,525	3,441,880
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 5/5/2028 (e)(f)(h)	4,239,678	4,236,498
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5721% 5/19/2031 (e)(f)(h)	3,065,097	3,019,120
		20,545,372
TOTAL HEALTH CARE		108,076,379

Industrials - 12.5%
Aerospace & Defense - 1.2%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 10/31/2030 (e)(f)(h)	1,291,846	1,280,749
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 1/27/2032 (e)(f)(h)	1,740,000	1,726,950
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0466% 2/26/2032 (e)(f)(h)	5,304,569	5,229,403
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 1% 1/30/2032 (e)(f)(h)(k)	500,431	493,340
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3222% 12/11/2031 (e)(f)(h)	2,552,308	2,533,166
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 11/24/2031 (e)(f)(h)(i)(k)	212,692	211,097
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 8/24/2028 (e)(f)(h)	6,347,595	6,342,961
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 3/22/2030 (e)(f)(h)	361,462	360,713
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/20/2032 (e)(f)(h)	2,193,975	2,181,009
		20,359,388
Air Freight & Logistics - 0.6%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 11/23/2028 (e)(f)(h)	475,288	465,782
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1749% 11/23/2028 (e)(f)(h)(l)	4,680,000	4,680,000
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.4249% 11/23/2029 (e)(f)(h)(l)	2,095,000	2,095,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 3/18/2030 (e)(f)(h)	1,851,324	1,824,554
		9,065,336
Building Products - 1.2%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 5/17/2028 (e)(f)(h)	5,627,736	3,681,496
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 1/3/2029 (e)(f)(h)	3,217,392	3,204,940
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6749% 10/22/2028 (e)(f)(h)	1,498,909	1,483,605
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 8/2/2031 (e)(f)(h)	1,412,900	1,398,517
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 1/24/2029 (e)(f)(h)	1,660,696	1,657,923
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3219% 2/16/2032 (e)(f)(h)	2,805,000	2,731,369
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.5492% 4/29/2029 (e)(f)(h)	5,166,813	4,819,914
		18,977,764
Commercial Services & Supplies - 5.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 12/21/2028 (e)(f)(h)	9,119,154	9,014,922
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 5/14/2028 (e)(f)(h)	9,882,038	9,865,535
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0727% 11/3/2031 (e)(f)(h)	1,869,310	1,867,759
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 10/10/2031 (e)(f)(h)(i)(k)	215,690	215,510
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/10/2031 (e)(f)(h)	5,011,962	4,741,867
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 5/31/2028 (e)(f)(h)	1,751,785	1,750,331
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (e)(f)(h)	8,478,220	8,002,507
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.2992% 5/2/2030 (e)(f)(h)	935,300	929,062
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9408% 5/3/2029 (e)(f)(h)	594,748	506,529
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (e)(f)(h)	3,728,774	3,722,324
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 10/24/2028 (e)(f)(h)	2,105,775	2,101,837
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5772% 4/14/2029 (e)(f)(h)	1,358,149	1,371,052
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8185% 3/3/2032 (e)(f)(h)	3,995,000	3,951,055
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (e)(f)(h)(i)	3,005,000	2,974,950
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (e)(f)(h)	4,562,674	4,504,043
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1389% 10/11/2028 (e)(f)(h)	1,138,000	975,129
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (e)(f)(h)	9,710,333	8,341,759
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0498% 7/25/2030 (e)(f)(h)	3,617,872	3,590,774
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 3/19/2032 (e)(f)(h)	1,470,000	1,452,845
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5748% 11/30/2028 (e)(f)(h)	1,758,634	1,752,989
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8141% 11/30/2028 (e)(f)(h)	722,952	720,921
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5748% 11/30/2028 (e)(f)(h)	135,449	135,014
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8141% 11/30/2028 (e)(f)(h)	39,803	39,691
RLG Holdings LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9394% 7/9/2029 (e)(f)(h)	590,000	407,100
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4361% 12/10/2026 (e)(f)(h)	1,002,302	1,001,049
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/6/2031 (e)(f)(h)	960,000	959,098
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0349% 6/15/2030 (e)(f)(h)	1,624,430	1,544,021
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5786% 2/24/2031 (e)(f)(h)	1,731,813	1,723,153
Wellful Inc Tranche Bootstrap FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.6883% 10/19/2030 (e)(f)(h)	1,344,404	927,638
Wellful Inc Tranche Priming TL, term loan CME Term SOFR 3 month Index + 5%, 9.4394% 4/19/2030 (e)(f)(h)	1,403,553	1,357,067
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 11/3/2029 (e)(f)(h)	3,672,292	3,649,340
		84,096,871
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0604% 3/21/2031 (e)(f)(h)	3,234,623	3,220,488
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8272% 11/3/2031 (e)(f)(h)	1,915,200	1,901,640
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4394% 1/21/2028 (e)(f)(h)	1,123,630	1,124,754
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 2/16/2028 (e)(f)(h)	1,021,388	1,019,263
		7,266,145
Electrical Equipment - 0.5%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 10/14/2027 (e)(f)(h)	2,936,187	2,923,355
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0727% 3/2/2027 (e)(f)(h)	4,671,839	4,657,497
		7,580,852
Ground Transportation - 0.1%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (e)(f)(h)	2,815,850	2,788,058
Machinery - 0.7%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4394% 7/22/2029 (e)(f)(h)	1,242,414	1,242,414
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8051% 3/18/2030 (e)(f)(h)	1,952,506	1,950,065
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8227% 9/28/2028 (e)(f)(h)	1,214,326	1,191,751
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/10/2031 (e)(f)(h)(i)	455,000	453,294
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8194% 10/10/2031 (e)(f)(h)	925,000	921,531
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6749% 1/2/2032 (e)(f)(h)	825,000	823,457
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 3/25/2031 (e)(f)(h)	3,568,950	3,417,913
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3221% 12/3/2026 (e)(f)(h)(l)	2,267,094	2,109,757
		12,110,182
Passenger Airlines - 0.5%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5432% 4/20/2028 (e)(f)(h)	2,802,083	2,766,189
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (e)(f)(h)	1,009,013	1,017,972
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (e)(f)(h)	2,658,573	2,648,125
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/26/2031 (e)(f)(h)(i)	1,065,000	1,057,013
		7,489,299
Professional Services - 1.4%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 2/4/2028 (e)(f)(h)	1,902,503	1,900,391
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 9/29/2031 (e)(f)(h)	6,852,825	6,612,977
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0728% 10/30/2031 (e)(f)(h)	1,376,550	1,368,814
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 12/30/2028 (e)(f)(h)	3,966,726	3,817,419
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 9/29/2028 (e)(f)(h)	2,056,243	2,052,253
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.318% 3/3/2031 (e)(f)(h)	1,305,154	1,298,628
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 7/31/2030 (e)(f)(h)	2,112,783	1,766,519
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 7/31/2031 (e)(f)(h)	4,742,458	4,724,674
		23,541,675
Trading Companies & Distributors - 0.4%
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2908% 1/29/2031 (e)(f)(h)	6,520,884	5,912,290
Transportation Infrastructure - 0.4%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3019% 4/8/2030 (e)(f)(h)	2,879,054	2,872,461
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5492% 1/2/2029 (e)(f)(h)	436,152	430,700
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.2992% 1/2/2029 (e)(f)(h)	823,331	504,974
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 6.0608% 8/10/2029 (e)(f)(h)	1,587,907	400,945
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/26/2028 (e)(f)(h)	2,442,061	2,409,240
		6,618,320
TOTAL INDUSTRIALS		205,806,180

Information Technology - 15.3%
Communications Equipment - 0.6%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0694% 10/24/2030 (e)(f)(h)	711,145	709,957
CommScope LLC 1LN, term loan 9.5749% 12/17/2029 (e)(h)	8,775,000	8,731,125
		9,441,082
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 7/2/2029 (e)(f)(h)	3,673,102	3,663,148
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1894% 3/31/2029 (e)(f)(h)	2,280,000	2,257,200
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 3/31/2028 (e)(f)(h)	2,698,333	2,678,096
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.75% 3/31/2028 (e)(f)(h)(k)	120,164	117,760
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 6/2/2031 (e)(f)(h)	1,741,838	1,731,457
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 11/13/2029 (e)(f)(h)	1,384,823	1,376,791
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (e)(f)(h)	3,397,925	3,374,785
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/20/2032 (e)(f)(h)(i)	1,540,000	1,534,225
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5715% 10/15/2031 (e)(f)(h)	1,795,500	1,784,278
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 5/30/2030 (e)(f)(h)	1,560,700	1,562,651
		20,080,391
IT Services - 3.0%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 2/3/2031 (e)(f)(h)	1,872,944	1,867,381
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (e)(f)(h)	5,551,056	5,172,196
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.3992% 6/30/2028 (e)(f)(h)	1,836,882	1,428,176
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 3/6/2028 (e)(f)(h)	1,560,000	1,552,980
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3194% 3/7/2033 (e)(f)(h)	1,825,000	1,825,000
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 3/22/2032 (e)(f)(h)	6,075,000	6,048,452
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 6/17/2031 (e)(f)(h)	3,691,450	3,643,904
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 2/1/2028 (e)(f)(h)	11,861,079	10,535,959
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/2/2031 (e)(f)(h)	1,010,000	1,004,950
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 6/20/2031 (e)(f)(h)	2,990,000	2,988,146
X Corp 1LN, term loan 9.5% 10/29/2029 (h)	7,720,000	7,914,391
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9492% 10/26/2029 (e)(f)(h)	4,548,367	4,518,530
		48,500,065
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3192% 8/17/2029 (e)(f)(h)	2,890,704	2,885,298
Software - 10.0%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 2/24/2031 (e)(f)(h)	1,454,031	1,452,737
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1749% 12/10/2029 (e)(f)(h)	1,271,887	1,263,302
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 12/11/2028 (e)(f)(h)	5,694,735	5,620,476
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/31/2031 (e)(f)(h)	4,802,732	4,734,677
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 3/24/2031 (e)(f)(h)	4,244,363	4,198,905
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (e)(f)(h)	6,428,835	6,363,068
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/30/2028 (e)(f)(h)	3,951,669	3,944,279
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 10/16/2026 (e)(f)(h)	5,935,741	5,763,605
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3249% 2/19/2029 (e)(f)(h)	6,258,409	5,025,001
Eagle Parent Canada Inc Tranche INCR B, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 3/17/2029 (e)(f)(h)(l)	3,930,000	3,614,865
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 10/29/2029 (e)(f)(h)	2,982,808	2,974,814
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 5/30/2031 (e)(f)(h)	3,204,992	3,194,256
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2993% 3/3/2028 (e)(f)(h)	2,938,063	2,920,170
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 9/12/2029 (e)(f)(h)	4,780,059	4,751,666
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 1/30/2032 (e)(f)(h)	3,030,000	2,994,034
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (e)(f)(h)	4,280,000	4,231,850
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (e)(f)(h)	2,750,000	2,700,390
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3227% 3/1/2029 (e)(f)(h)	220,738	210,307
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 12/31/2031 (e)(f)(h)	5,142,005	4,703,494
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 5/3/2028 (e)(f)(h)	7,598,057	7,184,951
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5749% 2/23/2029 (e)(f)(h)	2,780,000	2,566,524
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (e)(f)(h)	8,982,488	8,686,784
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5498% 7/31/2026 (e)(f)(h)	4,370,441	3,330,276
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3024% 6/2/2028 (e)(f)(h)	15,124,325	14,449,478
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (e)(f)(h)(i)	2,065,000	2,050,380
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (e)(f)(h)(i)	1,690,000	1,685,065
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 10/28/2030 (e)(f)(h)	3,994,751	3,983,086
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 7/16/2031 (e)(f)(h)	1,361,588	1,352,860
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 7/17/2032 (e)(f)(h)	655,000	654,181
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/31/2028 (e)(f)(h)	4,273,483	4,256,133
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1867% 5/15/2028 (e)(f)(h)	6,142,177	2,813,118
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6867% 5/15/2028 (e)(f)(h)	1,430,868	1,464,851
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 4/24/2028 (e)(f)(h)	1,120,000	1,118,757
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/22/2028 (e)(f)(h)	6,255,611	6,165,718
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 9/30/2028 (e)(f)(h)	4,349,271	4,258,415
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 4/8/2030 (e)(f)(h)	4,677,762	4,583,646
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0492% 11/23/2029 (e)(f)(h)	1,351,092	1,343,133
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2992% 8/14/2029 (e)(f)(h)	1,881,653	1,871,718
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/9/2031 (e)(f)(h)	4,120,457	4,115,637
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (e)(f)(h)	13,871,560	13,834,800
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0721% 4/14/2031 (e)(f)(h)	2,246,014	2,243,207
		164,674,614
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 2/23/2032 (e)(f)(h)	4,930,000	4,849,888
TOTAL INFORMATION TECHNOLOGY		250,431,338

Materials - 6.9%
Chemicals - 3.8%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1749% 11/24/2028 (e)(f)(h)	2,875,000	2,705,375
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 11/24/2027 (e)(f)(h)	3,392,950	3,291,162
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 9/30/2028 (e)(f)(h)	4,420,966	4,357,437
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.4249% 10/1/2029 (e)(f)(h)	2,530,000	2,464,650
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 12/14/2029 (e)(f)(h)	4,118,610	3,602,054
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0754% 8/29/2029 (e)(f)(h)	842,023	841,669
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/23/2031 (e)(f)(h)	2,877,788	2,839,427
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/18/2028 (e)(f)(h)	5,181,862	5,160,253
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3141% 11/1/2030 (e)(f)(h)	2,138,454	2,120,277
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (e)(f)(h)	6,282,944	6,214,209
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (e)(f)(h)	4,557,025	4,183,668
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3248% 3/15/2029 (e)(f)(h)	6,107,823	5,924,588
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8624% 3/15/2030 (e)(f)(h)	2,721,176	2,571,512
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 3/1/2030 (e)(f)(h)	2,827,784	2,651,048
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 4/2/2029 (e)(f)(h)	2,568,293	2,459,141
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (e)(f)(h)	4,357,471	4,172,279
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2185% 12/1/2026 (e)(f)(h)	1,713,201	1,607,411
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 1/31/2029 (e)(f)(h)	1,772,933	1,756,002
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2992% 9/30/2031 (e)(f)(h)	1,247,971	1,246,611
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (e)(f)(h)(k)	128,901	128,760
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (e)(f)(h)	1,194,649	1,181,208
		61,478,741
Construction Materials - 0.6%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4666% 1/30/2032 (e)(f)(h)	1,705,000	1,697,549
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 2/10/2032 (e)(f)(h)	6,295,000	6,217,886
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 3/27/2028 (e)(f)(h)	2,211,359	2,213,570
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 10/19/2029 (e)(f)(h)	189,275	183,192
		10,312,197
Containers & Packaging - 2.4%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 3/3/2028 (e)(f)(h)	4,543,539	4,498,513
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8202% 6/9/2031 (e)(f)(h)	5,683,911	5,659,754
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.1861% 7/1/2029 (e)(f)(h)	1,606,525	1,605,320
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3141% 12/2/2030 (e)(f)(h)	3,029,282	3,023,436
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4999% 4/13/2029 (e)(f)(h)	12,116,678	12,054,763
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (e)(f)(h)(i)	6,108,213	6,072,602
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (e)(f)(h)(i)	106,787	106,164
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 8/4/2027 (e)(f)(h)	1,220,040	1,217,697
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 5/1/2031 (e)(f)(h)	1,935,138	1,918,205
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 9/25/2028 (e)(f)(h)	1,966,676	1,962,251
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 8/3/2026 (e)(f)(h)	804,388	803,673
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4394% 8/1/2026 (e)(f)(h)	482,500	482,046
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 4/21/2031 (e)(f)(h)	697,950	698,166
		40,102,590
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 5/23/2031 (e)(f)(h)	1,933,425	1,927,625
TOTAL MATERIALS		113,821,153

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0501% 8/21/2030 (e)(f)(h)	1,753,756	1,750,476
Utilities - 1.3%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0439% 4/16/2031 (e)(f)(h)	1,004,925	1,002,251
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 12/20/2030 (e)(f)(h)	2,686,695	2,676,325
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 1/20/2031 (e)(f)(h)	6,446,362	6,381,899
		10,060,475
Independent Power and Renewable Electricity Producers - 0.6%
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 7/31/2030 (e)(f)(h)	1,450,000	1,445,070
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 2/13/2032 (e)(f)(h)	1,840,000	1,831,720
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 3/25/2030 (e)(f)(h)(i)	2,150,000	2,090,875
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.818% 12/10/2031 (e)(f)(h)	1,022,438	1,019,329
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1894% 3/25/2028 (e)(f)(h)	1,801,967	1,763,063
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 3/27/2028 (e)(f)(h)	1,825,000	1,809,031
		9,959,088
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 6/23/2028 (e)(f)(h)	531,571	523,863
TOTAL UTILITIES		20,543,426

TOTAL UNITED STATES		1,290,539,323
TOTAL BANK LOAN OBLIGATIONS (Cost $1,479,437,251)		1,419,969,307

Common Stocks - 2.1%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
New Cineworld Ltd (l)(n)	191,905	4,362,000
UNITED STATES - 1.8%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (l)	6,307	113,526
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (l)(n)	105,486	1,188,827
Specialty Retail - 0.0%
Joann Inc (l)	1,482,415	14
TOTAL CONSUMER DISCRETIONARY		1,188,841

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
California Resources Corp	91,210	4,010,504
EP Energy Corp (l)(n)	15,785	20,993
Expand Energy Corp	109,641	12,205,236
Expand Energy Corp	928	103,305
Exxon Mobil Corp	40,902	4,864,475
New Fortress Energy Inc (o)	37,399	310,786
		21,515,299
Financials - 0.3%
Financial Services - 0.3%
ACNR Holdings Inc (l)(n)	55,333	4,891,438
Carnelian Point Holdings LP warrants 6/30/2027 (l)(n)	5,132	14,984
Limetree Bay Cayman Ltd (l)(n)	776	0
		4,906,422
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (l)(n)	188,360	416,276
Tnt Crane & Rigging LLC warrants 10/31/2025 (l)(n)	9,492	0
		416,276
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (l)(n)	35,300	1,673,573
TOTAL UNITED STATES		29,813,937
TOTAL COMMON STOCKS (Cost $23,619,249)		34,175,937

Non-Convertible Corporate Bonds - 4.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	80,000	79,565
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (d)	855,000	671,692
Altice France SA 5.125% 7/15/2029 (d)	5,705,000	4,468,915
Altice France SA 5.5% 10/15/2029 (d)	2,460,000	1,949,194

TOTAL FRANCE		7,089,801
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (d)	2,585,000	1,890,885
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	1,055,000	779,853
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)	1,455,000	1,217,623

TOTAL PUERTO RICO		1,997,476
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (d)	2,380,000	2,635,260
UNITED STATES - 3.8%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	1,160,000	1,144,499
Level 3 Financing Inc 4.5% 4/1/2030 (d)	935,000	748,000
		1,892,499
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)	3,160,000	3,057,628
DISH Network Corp 11.75% 11/15/2027 (d)	3,570,000	3,759,484
EchoStar Corp 10.75% 11/30/2029	2,928,070	3,070,851
Univision Communications Inc 6.625% 6/1/2027 (d)	1,205,000	1,195,033
		11,082,996
Consumer Discretionary - 1.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	1,205,000	1,221,974
Automobiles - 0.5%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (d)(e)(f)	8,895,000	8,927,840
Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment Inc 7% 2/15/2030 (d)	1,465,000	1,485,069
Carnival Corp 7.625% 3/1/2026 (d)	620,000	620,182
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	10,240,000	9,431,100
		11,536,351
Specialty Retail - 0.1%
Carvana Co 5.625% 10/1/2025 (d)	1,599,000	1,591,005
TOTAL CONSUMER DISCRETIONARY		23,277,170

Energy - 0.0%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)	598,500	594,524
Financials - 0.7%
Consumer Finance - 0.1%
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.2749% 3/6/2026 (e)(f)	1,650,000	1,674,535
Financial Services - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	1,755,000	1,462,166
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,475,000	1,394,253
NFE Financing LLC 12% 11/15/2029 (d)	4,979,835	4,197,441
		7,053,860
Insurance - 0.1%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	2,235,000	2,273,800
TOTAL FINANCIALS		11,002,195

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	495,000	501,301
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	600,000	572,401
GEO Group Inc/The 8.625% 4/15/2029	310,000	325,361
		897,762
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)	330,000	342,258
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	460,417	459,158
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)	204,375	203,664
		662,822
TOTAL INDUSTRIALS		1,902,842

Information Technology - 0.2%
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	860,000	837,067
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (d)	1,734,000	1,763,010
Cloud Software Group Inc 9% 9/30/2029 (d)	1,370,000	1,366,424
		3,129,434
TOTAL INFORMATION TECHNOLOGY		3,966,501

Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	1,365,000	1,414,189
Real Estate - 0.3%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	2,435,000	2,586,681
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	345,000	341,230
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)	200,000	194,023
		3,121,934
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	2,680,000	2,421,010
TOTAL REAL ESTATE		5,542,944

TOTAL UNITED STATES		61,177,161
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $76,661,912)		74,870,148

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (e)(f)(m)	1,455,000	1,467,632
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(e)(m)	895,000	880,109
TOTAL UNITED STATES		2,347,741
TOTAL PREFERRED SECURITIES (Cost $2,341,947)		2,347,741

Money Market Funds - 7.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $115,331,663)	4.32	115,311,719	115,334,781

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,718,931,839)	1,667,834,094
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(26,775,343)
NET ASSETS - 100.0%	1,641,058,751

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,248,143 or 1.1% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,290,118 or 4.2% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,460,069 and $1,448,290, respectively.

(l)	Level 3 security
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Non-income producing
(o)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $310,786 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	6/06/22 - 3/28/25	17,655,893

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,058,458	343,236,153	279,959,830	2,336,501	-	-	115,334,781	115,311,719	0.2%
Fidelity Securities Lending Cash Central Fund	-	23,484,397	23,484,397	192	-	-	-	-	0.0%
Total	52,058,458	366,720,550	303,444,227	2,336,693	-	-	115,334,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	20,327,439	3,755,432	6,324,006	2,108,431	(167,790)	(342,932)	17,248,143	1,779,994
	20,327,439	3,755,432	6,324,006	2,108,431	(167,790)	(342,932)	17,248,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	17,248,143	-	17,248,143	-

Asset-Backed Securities	3,888,037	-	3,888,037	-

Bank Loan Obligations
Communication Services	110,483,649	-	110,016,268	467,381
Consumer Discretionary	294,933,327	-	294,153,240	780,087
Consumer Staples	42,297,606	-	42,297,606	-
Energy	53,973,587	-	53,973,587	-
Financials	162,211,099	-	159,839,399	2,371,700
Health Care	112,281,303	-	112,281,303	-
Industrials	235,771,957	-	226,887,200	8,884,757
Information Technology	254,591,421	-	250,884,983	3,706,438
Materials	129,503,299	-	129,503,299	-
Real Estate	1,750,476	-	1,750,476	-
Utilities	22,171,583	-	22,171,583	-

Common Stocks
Communication Services	4,475,526	-	-	4,475,526
Consumer Discretionary	1,188,841	-	-	1,188,841
Energy	21,515,299	21,494,306	-	20,993
Financials	4,906,422	-	-	4,906,422
Industrials	416,276	-	-	416,276
Information Technology	1,673,573	-	-	1,673,573

Non-Convertible Corporate Bonds
Communication Services	23,953,657	-	23,953,657	-
Consumer Discretionary	23,356,735	-	23,356,735	-
Energy	3,229,784	-	3,229,784	-
Financials	11,002,195	-	11,002,195	-
Health Care	501,301	-	501,301	-
Industrials	1,902,842	-	1,902,842	-
Information Technology	3,966,501	-	3,966,501	-
Materials	1,414,189	-	1,414,189	-
Real Estate	5,542,944	-	5,542,944	-

Preferred Securities
Energy	1,467,632	-	1,467,632	-
Industrials	880,109	-	880,109	-

Money Market Funds	115,334,781	115,334,781	-	-
Total Investments in Securities:	1,667,834,094	136,829,087	1,502,113,013	28,891,994
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance($)	Net Realized Gain (Loss) on Investement Securities($)	Net Unrealized Gain (Loss) on Investement Securities($)	Cost of Purchases($)	Proceeds of Sales($)	Amoritization/ Accretion($)	Transfers into Level3($)	Transfers out of Level3($)	Ending Balance	The Change in unrealized gain (loss) for the period attributable to Level3 securities held at March 31, 2025($)
Bank Loan Obligations	13,092,939	(22,255)	386,019	7,069,422	(3,325,836)	(39,473)	1,528,217	(2,478,670)	16,210,363	(320,134)
Common Stocks	15,744,936	1,028,696	(2,806,801)	-	(1,285,200)	-	-	-	12,681,631	(2,806,801)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,585,944,283)	$1,535,251,170
Fidelity Central Funds (cost $115,331,663)	115,334,781
Other affiliated issuers (cost $17,655,893)	17,248,143

Total Investment in Securities (cost $1,718,931,839)		$1,667,834,094
Cash		1,666,054
Receivable for investments sold		37,222,419
Receivable for fund shares sold		2,265,807
Dividends receivable		2,705
Interest receivable		14,876,083
Distributions receivable from Fidelity Central Funds		303,208
Receivable from investment adviser for expense reductions		14,374
Other receivables		33,150
Total assets		1,724,217,894
Liabilities
Payable for investments purchased
Regular delivery	$82,731,243
Delayed delivery	350,000
Payable for fund shares redeemed	77,064
Other payables and accrued expenses	836
Total liabilities		83,159,143
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,641,058,751
Net Assets consist of:
Paid in capital		$1,833,612,303
Total accumulated earnings (loss)		(192,553,552)
Net Assets		$1,641,058,751
Net Asset Value, offering price and redemption price per share ($1,641,058,751 ÷ 17,034,386 shares)		$96.34
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$419,446
Affiliated issuers		1,777,566
Interest		62,889,171
Income from Fidelity Central Funds (including $192 from security lending)		2,336,693
Payment from investment adviser		82,370
Total income		67,505,246
Expenses
Custodian fees and expenses	$2,350
Independent trustees' fees and expenses	2,817
Legal	67,936
Total expenses before reductions	73,103
Expense reductions	(2,809)
Total expenses after reductions		70,294
Net Investment income (loss)		67,434,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,690,720)
Affiliated issuers	(167,790)
Capital gain distributions from underlying funds:
Affiliated issuers	330,865
Total net realized gain (loss)		(16,527,645)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,054,538)
Affiliated issuers	(342,932)
Unfunded commitments	(334,956)
Total change in net unrealized appreciation (depreciation)		(8,732,426)
Net gain (loss)		(25,260,071)
Net increase (decrease) in net assets resulting from operations		$42,174,881
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,434,952	$141,393,907
Net realized gain (loss)	(16,527,645)	(9,633,044)
Change in net unrealized appreciation (depreciation)	(8,732,426)	6,701,200
Net increase (decrease) in net assets resulting from operations	42,174,881	138,462,063
Distributions to shareholders	(68,140,310)	(141,566,172)

Affiliated share transactions
Proceeds from sales of shares	242,242,838	114,623,072
Reinvestment of distributions	68,015,103	141,539,557
Cost of shares redeemed	(70,781,829)	(299,654,064)

Net increase (decrease) in net assets resulting from share transactions	239,476,112	(43,491,435)
Total increase (decrease) in net assets	213,510,683	(46,595,544)

Net Assets
Beginning of period	1,427,548,068	1,474,143,612
End of period	$1,641,058,751	$1,427,548,068

Other Information
Shares
Sold	2,750,569	1,165,382
Issued in reinvestment of distributions	695,182	1,442,544
Redeemed	(1,001,179)	(3,058,509)
Net increase (decrease)	2,444,572	(450,583)

Financial Highlights
Fidelity® Floating Rate Central Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$97.85	$98.01	$94.22	$100.91	$96.50	$101.38
Income from Investment Operations
Net investment income (loss) A,B	4.261	9.418	8.494	4.767	4.112	4.985
Net realized and unrealized gain (loss)	(1.463)	(.147)	3.878	(6.696)	4.431	(4.687)
Total from investment operations	2.798	9.271	12.372	(1.929)	8.543	.298
Distributions from net investment income	(4.308)	(9.431)	(8.582)	(4.761)	(4.133)	(5.178)
Total distributions	(4.308)	(9.431)	(8.582)	(4.761)	(4.133)	(5.178)
Net asset value, end of period	$96.34	$97.85	$98.01	$94.22	$100.91	$96.50
Total Return C,D	2.87%	9.87%	13.65%	(1.98)%	8.99%	.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	-% H	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any	.01 % G	-% H	-% H	-% H	-% H	-% H
Expenses net of all reductions	.01% G	-% H	-% H	-% H	-% H	-% H
Net investment income (loss)	8.72% G	9.60%	8.78%	4.83%	4.14%	5.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,641,059	$1,427,548	$1,474,144	$2,543,324	$2,773,908	$1,906,015
Portfolio turnover rate I	59 % G	50%	24%	39%	41%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the twelve month period ended December 31, 2024 was 10.99%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$16,210,363	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5	Increase
		Market approach	Transaction price	$98.00 - $100.00 / $98.10	Increase
		Indicative market price	Evaluated bid	$99.00 - $99.75 / $99.08	Increase
		Discounted cash flow	Yield	7.9% - 17.3% / 11.1%	Decrease
		Recovery value	Recovery value	$0.00	Increase
Common Stocks	$12,681,631	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	1.8 - 7.6 / 4.8	Increase
		Market approach	Transaction price	$2.92 - $18.00 / $16.24	Increase
		Discounted cash flow	Discount rate	12.6%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3%	Increase
			Term	0.5	Increase
			Volatility	55.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until January 31, 2026 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,714,290
Gross unrealized depreciation	(81,671,737)
Net unrealized appreciation (depreciation)	$(50,957,447)
Tax cost	$1,718,791,541

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,814,768)
Long-term	(114,386,682)
Total capital loss carryforward	$(122,201,450)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Floating Rate Central Fund	Fidelity Private Credit Company LLC	2,730,014	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Floating Rate Central Fund	630,491,101	439,741,605
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Floating Rate Central Fund	20	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,809.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.814673.120
FR1-SANN-0525
Fidelity® International Equity Central Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Equity Central Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 1.5%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	184,870	3,684,569
Financials - 1.2%
Banks - 0.6%
Commonwealth Bank of Australia	116,604	11,088,327
Westpac Banking Corp	1,104,551	22,010,884
		33,099,211
Capital Markets - 0.3%
Macquarie Group Ltd	118,886	14,794,964
Financial Services - 0.1%
Cuscal Ltd (a)	2,853,389	4,644,435
Insurance - 0.2%
QBE Insurance Group Ltd	938,736	12,970,667
TOTAL FINANCIALS		65,509,277

Materials - 0.1%
Metals & Mining - 0.1%
Glencore PLC	1,916,000	7,012,814
Real Estate - 0.1%
Industrial REITs - 0.0%
Goodman Group unit	139,015	2,494,852
Specialized REITs - 0.1%
Arena REIT unit	1,460,427	3,161,265
National Storage REIT unit	1,737,001	2,425,020
		5,586,285
TOTAL REAL ESTATE		8,081,137

TOTAL AUSTRALIA		84,287,797
BELGIUM - 1.3%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	520,962	47,318,562
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (a)	335,700	2,343,186
Pharmaceuticals - 0.3%
UCB SA	87,800	15,451,182
TOTAL HEALTH CARE		17,794,368

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	301,649	5,293,789
Real Estate - 0.0%
Industrial REITs - 0.0%
Montea NV	16,400	1,170,399
TOTAL BELGIUM		71,577,118
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	203,500	15,791,560
CANADA - 6.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (a)	85,400	3,001,655
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	186,900	9,217,396
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Africa Oil Corp	2,995,219	4,287,656
Athabasca Oil Corp (a)	2,065,019	8,007,231
Cameco Corp	86,248	3,550,489
Cenovus Energy Inc	340,500	4,732,289
Imperial Oil Ltd	344,193	24,862,835
MEG Energy Corp	416,402	7,300,526
Pembina Pipeline Corp	76,768	3,070,613
South Bow Corp	342,511	8,749,317
TC Energy Corp	40,323	1,904,278
		66,465,234
Financials - 1.9%
Banks - 0.7%
Royal Bank of Canada	343,100	38,648,074
Capital Markets - 0.7%
Onex Corp Subordinate Voting Shares	93,600	6,264,283
TMX Group Ltd	845,400	30,865,721
		37,130,004
Insurance - 0.5%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	3,900	5,636,618
Intact Financial Corp	124,400	25,415,965
		31,052,583
TOTAL FINANCIALS		106,830,661

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sienna Senior Living Inc (b)	208,600	2,406,282
Industrials - 0.3%
Ground Transportation - 0.3%
Canadian Pacific Kansas City Ltd	280,700	19,699,033
Information Technology - 1.6%
IT Services - 0.4%
Shopify Inc Class A (United States) (a)	211,910	20,233,167
Software - 1.2%
Constellation Software Inc/Canada	19,700	62,388,513
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	24,200	1
Lumine Group Inc Subordinate Voting Shares (a)(d)	259,816	7,312,149
		69,700,663
TOTAL INFORMATION TECHNOLOGY		89,933,830

Materials - 1.0%
Chemicals - 0.3%
Chemtrade Logistics Income Fund (b)	852,800	5,772,052
Nutrien Ltd	185,400	9,201,396
		14,973,448
Containers & Packaging - 0.1%
CCL Industries Inc Class B	139,100	6,794,301
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	111,600	12,091,002
Altius Minerals Corp	177,100	3,047,146
Franco-Nevada Corp	44,400	6,983,115
Teck Resources Ltd Class B	208,700	7,602,275
		29,723,538
Paper & Forest Products - 0.0%
Stella-Jones Inc	56,400	2,674,498
TOTAL MATERIALS		54,165,785

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	52,990	1,479,175
TOTAL CANADA		353,199,051
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	324,900	7,002,521
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.0%
BYD Co Ltd H Shares	26,500	1,341,868
Broadline Retail - 0.0%
Prosus NV Class N	89,100	4,139,511
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd ADR	144,000	9,155,520
Specialty Retail - 0.1%
Pop Mart International Group Ltd (d)(e)	229,800	4,644,425
Textiles, Apparel & Luxury Goods - 0.1%
Laopu Gold Co Ltd H Shares (b)	53,700	5,039,639
TOTAL CHINA		24,320,963
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (a)	860,400	7,306,270
DENMARK - 2.4%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	686,000	46,710,022
Industrials - 1.2%
Air Freight & Logistics - 1.2%
DSV A/S	349,577	67,601,622
Materials - 0.4%
Chemicals - 0.4%
Novonesis (Novozymes) B Series B	411,000	23,886,863
TOTAL DENMARK		138,198,507
FINLAND - 0.5%
Financials - 0.5%
Banks - 0.1%
Nordea Bank Abp (Sweden)	509,100	6,467,704
Insurance - 0.4%
Sampo Oyj A Shares	2,238,100	21,448,111
TOTAL FINLAND		27,915,815
FRANCE - 9.1%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 0.5%
Accor SA	679,000	30,755,751
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	6,600	17,206,294
LVMH Moet Hennessy Louis Vuitton SE	129,755	80,354,500
		97,560,794
TOTAL CONSUMER DISCRETIONARY		128,316,545

Consumer Staples - 0.6%
Food Products - 0.3%
Danone SA	229,700	17,568,668
Personal Care Products - 0.3%
L'Oreal SA	38,300	14,235,840
TOTAL CONSUMER STAPLES		31,804,508

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
TotalEnergies SE	149,666	9,643,427
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA	192,100	16,055,595
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	179,831	51,607,364
Industrials - 2.3%
Aerospace & Defense - 2.3%
Airbus SE	80,900	14,245,332
Safran SA	242,600	63,872,566
Thales SA	198,800	52,845,310
		130,963,208
Information Technology - 1.1%
IT Services - 0.3%
Alten SA	164,500	15,919,710
Capgemini SE	100	15,025
		15,934,735
Software - 0.8%
Dassault Systemes SE	1,164,200	44,324,277
TOTAL INFORMATION TECHNOLOGY		60,259,012

Materials - 1.4%
Chemicals - 1.4%
Air Liquide SA	421,336	80,030,759
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA	44,193	2,934,054
ARGAN SA rights (a)(f)	44,193	157,693
		3,091,747
Utilities - 0.0%
Multi-Utilities - 0.0%
Veolia Environnement SA	133,620	4,595,435
TOTAL FRANCE		516,367,600
GERMANY - 9.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	647,840	23,918,243
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	44,520	4,438,460
TOTAL COMMUNICATION SERVICES		28,356,703

Consumer Discretionary - 0.5%
Automobiles - 0.2%
Mercedes-Benz Group AG	190,300	11,241,351
Specialty Retail - 0.1%
Auto1 Group SE (a)(d)(e)	301,300	6,613,652
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	41,800	9,794,480
TOTAL CONSUMER DISCRETIONARY		27,649,483

Financials - 2.9%
Capital Markets - 1.0%
Deutsche Boerse AG	188,600	55,648,271
Insurance - 1.9%
Allianz SE	153,800	58,860,780
Hannover Rueck SE	166,100	49,337,199
		108,197,979
TOTAL FINANCIALS		163,846,250

Health Care - 1.4%
Health Care Equipment & Supplies - 0.5%
Siemens Healthineers AG (d)(e)	558,700	30,142,062
Health Care Providers & Services - 0.5%
Fresenius SE & Co KGaA	686,000	29,203,556
Pharmaceuticals - 0.4%
Merck KGaA	145,743	20,055,687
TOTAL HEALTH CARE		79,401,305

Industrials - 1.6%
Aerospace & Defense - 0.7%
MTU Aero Engines AG	33,800	11,706,305
Rheinmetall AG	22,228	31,806,554
		43,512,859
Air Freight & Logistics - 0.0%
Deutsche Post AG	31	1,330
Industrial Conglomerates - 0.9%
Siemens AG	212,750	49,133,827
TOTAL INDUSTRIALS		92,648,016

Information Technology - 2.5%
Software - 2.5%
SAP SE	527,959	141,466,442
Materials - 0.1%
Chemicals - 0.1%
BASF SE	141,900	7,113,284
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	41,907	2,966,257
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	124,550	4,446,998
Multi-Utilities - 0.2%
E.ON SE	671,710	10,139,294
TOTAL UTILITIES		14,586,292

TOTAL GERMANY		558,034,032
GREECE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	63,470	947,781
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	2,590,610	3,460,851
Financials - 0.9%
Capital Markets - 0.2%
Hong Kong Exchanges & Clearing Ltd	275,000	12,233,158
Insurance - 0.7%
AIA Group Ltd	2,561,200	19,387,960
Prudential PLC	1,675,660	17,883,378
Prudential PLC rights (a)(f)	1,675,660	273,337
		37,544,675
TOTAL FINANCIALS		49,777,833

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CK Asset Holdings Ltd	1,145,088	4,632,974
TOTAL HONG KONG		57,871,658
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	460,200	12,675,865
INDIA - 0.4%
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd/Gandhinagar	1,086,900	23,171,982
INDONESIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT (f)	49,055,400	25,062,917
IRELAND - 1.7%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	76,600	8,017,709
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	4,384,200	28,206,781
Bank of Ireland Group PLC	927,800	10,880,031
		39,086,812
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	645,500	51,755,154
TOTAL IRELAND		98,859,675
ISRAEL - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (a)	18,100	2,957,178
ITALY - 4.1%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Ferrari NV (Italy)	27,200	11,535,135
Textiles, Apparel & Luxury Goods - 0.0%
Prada Spa	386,500	2,688,933
TOTAL CONSUMER DISCRETIONARY		14,224,068

Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	227,300	10,288,262
Davide Campari-Milano NV (b)	449,600	2,642,722
		12,930,984
Financials - 2.2%
Banks - 2.2%
FinecoBank Banca Fineco SpA	1,306,000	25,694,575
UniCredit SpA	1,697,500	95,284,329
		120,978,904
Health Care - 0.8%
Pharmaceuticals - 0.8%
Recordati Industria Chimica e Farmaceutica SpA	738,700	41,774,955
Industrials - 0.5%
Electrical Equipment - 0.4%
Prysmian SpA	374,100	20,593,084
Machinery - 0.1%
GVS SpA (a)(d)(e)	115,000	537,189
Interpump Group SpA	281,500	9,989,947
		10,527,136
TOTAL INDUSTRIALS		31,120,220

Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA	1,013,966	8,219,721
TOTAL ITALY		229,248,852
JAPAN - 15.5%
Communication Services - 1.8%
Entertainment - 1.5%
Capcom Co Ltd	976,660	24,105,490
Nintendo Co Ltd	907,120	61,663,933
		85,769,423
Interactive Media & Services - 0.1%
LY Corp	1,433,260	4,853,244
Wireless Telecommunication Services - 0.2%
SoftBank Group Corp	182,926	9,356,650
TOTAL COMMUNICATION SERVICES		99,979,317

Consumer Discretionary - 1.5%
Automobiles - 0.6%
Toyota Motor Corp	1,567,900	27,716,243
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	303,300	8,331,151
Household Durables - 0.5%
Sony Group Corp	1,035,800	26,208,854
Specialty Retail - 0.2%
Fast Retailing Co Ltd	46,900	13,961,727
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	332,600	7,053,639
TOTAL CONSUMER DISCRETIONARY		83,271,614

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.1%
Seven & i Holdings Co Ltd	207,800	3,009,133
Food Products - 0.7%
Ajinomoto Co Inc	2,099,000	41,555,402
TOTAL CONSUMER STAPLES		44,564,535

Financials - 2.7%
Banks - 1.2%
Mizuho Financial Group Inc	1,206,100	33,099,886
Sumitomo Mitsui Financial Group Inc	1,372,900	35,303,589
		68,403,475
Financial Services - 0.2%
ORIX Corp	521,900	10,896,701
Insurance - 1.3%
Sompo Holdings Inc	490,900	14,948,492
Tokio Marine Holdings Inc	1,545,800	60,136,001
		75,084,493
TOTAL FINANCIALS		154,384,669

Health Care - 1.4%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	425,500	48,021,289
Terumo Corp	680,400	12,802,432
		60,823,721
Pharmaceuticals - 0.3%
Daiichi Sankyo Co Ltd	671,800	15,998,166
TOTAL HEALTH CARE		76,821,887

Industrials - 4.3%
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	475,600	20,331,786
Mitsubishi Electric Corp	100	1,844
		20,333,630
Industrial Conglomerates - 1.9%
Hitachi Ltd	4,413,100	103,616,963
Machinery - 1.3%
Ebara Corp	1,745,600	26,569,045
Komatsu Ltd	855,400	25,048,788
Mitsubishi Heavy Industries Ltd	1,381,300	23,721,889
		75,339,722
Professional Services - 0.3%
BayCurrent Inc	363,100	15,734,614
Timee Inc (a)	246,600	2,500,075
		18,234,689
Trading Companies & Distributors - 0.4%
ITOCHU Corp	540,600	25,096,248
TOTAL INDUSTRIALS		242,621,252

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.0%
Keyence Corp	6,000	2,359,261
IT Services - 0.4%
Fujitsu Ltd	391,000	7,781,250
NSD Co Ltd	161,500	3,617,750
TIS Inc	314,900	8,714,197
		20,113,197
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	228,200	10,172,357
Renesas Electronics Corp	550,300	7,380,981
Tokyo Electron Ltd	330,300	45,294,897
		62,848,235
Software - 0.0%
Money Forward Inc (a)	80,400	2,162,370
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	1,580,800	30,286,505
TOTAL INFORMATION TECHNOLOGY		117,769,568

Materials - 0.7%
Chemicals - 0.7%
Shin-Etsu Chemical Co Ltd	1,410,700	40,254,563
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Hulic Co Ltd	150,200	1,441,801
Katitas Co Ltd	147,100	1,948,793
Nomura Real Estate Holdings Inc (b)	486,000	2,836,085
Starts Corp Inc	18,000	473,174
Tosei Corp	161,300	2,595,393
		9,295,246
Residential REITs - 0.0%
Advance Residence Investment Corp	3,150	3,002,862
TOTAL REAL ESTATE		12,298,108

Utilities - 0.0%
Gas Utilities - 0.0%
Tokyo Gas Co Ltd	64,370	2,047,650
TOTAL JAPAN		874,013,163
LUXEMBOURG - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (a)	393,100	2,099,531
Financials - 0.2%
Capital Markets - 0.2%
CVC Capital Partners PLC (a)(d)(e)	409,400	8,067,920
TOTAL LUXEMBOURG		10,167,451
NETHERLANDS - 4.3%
Communication Services - 0.7%
Entertainment - 0.7%
Universal Music Group NV	1,504,600	41,546,525
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken NV	116,300	9,483,148
Industrials - 1.4%
Professional Services - 1.0%
Wolters Kluwer NV	342,873	53,220,958
Trading Companies & Distributors - 0.4%
IMCD NV	181,600	24,084,054
TOTAL INDUSTRIALS		77,305,012

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
ASM International NV	11,700	5,255,313
ASML Holding NV	152,590	100,980,058
BE Semiconductor Industries NV	55,200	5,683,468
		111,918,839
Software - 0.0%
Topicus.com Inc	26,781	2,627,573
TOTAL INFORMATION TECHNOLOGY		114,546,412

TOTAL NETHERLANDS		242,881,097
NORWAY - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA	165,300	1,557,833
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	795,600	4,599,359
TOTAL NORWAY		6,157,192
PORTUGAL - 0.5%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	201,200	4,264,128
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	524,885	9,211,469
Financials - 0.3%
Banks - 0.3%
Banco Comercial Portugues SA	27,037,900	16,290,344
TOTAL PORTUGAL		29,765,941
SINGAPORE - 0.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	2,706,570	6,864,819
Entertainment - 0.3%
Sea Ltd Class A ADR (a)	105,820	13,808,452
TOTAL COMMUNICATION SERVICES		20,673,271

Financials - 0.3%
Banks - 0.3%
United Overseas Bank Ltd	539,005	15,208,840
Real Estate - 0.0%
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	1,322,948	4,077,691
Real Estate Management & Development - 0.0%
Wing Tai Holdings Ltd	1,253,300	1,117,154
TOTAL REAL ESTATE		5,194,845

TOTAL SINGAPORE		41,076,956
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	263,800	7,393,885
SPAIN - 3.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	97,020	3,448,941
Consumer Discretionary - 0.3%
Household Durables - 0.1%
Neinor Homes SA (d)(e)	345,809	5,055,443
Specialty Retail - 0.2%
Industria de Diseno Textil SA	236,400	11,770,800
TOTAL CONSUMER DISCRETIONARY		16,826,243

Financials - 3.0%
Banks - 3.0%
Banco Santander SA	11,760,300	79,228,125
Bankinter SA	683,100	7,567,326
CaixaBank SA	11,014,800	85,802,382
		172,597,833
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola SA	1,121,085	18,103,377
TOTAL SPAIN		210,976,394
SWEDEN - 1.6%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Hemnet Group AB	94,480	3,128,091
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Haypp Group AB (a)	353,000	3,069,321
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Humble Group AB (a)	1,207,600	1,129,895
Industrials - 1.5%
Machinery - 1.5%
Atlas Copco AB A Shares	1,984,700	31,702,473
Epiroc AB A Shares	1,136,900	22,890,726
Indutrade AB	1,082,743	29,837,423
		84,430,622
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(c)(g)	24,499	532,464
TOTAL SWEDEN		92,290,393
SWITZERLAND - 1.8%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	116,420	20,322,966
Financials - 1.3%
Capital Markets - 1.3%
Partners Group Holding AG	29,050	40,913,643
UBS Group AG	1,063,360	32,296,240
		73,209,883
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	52,440	5,546,298
TOTAL SWITZERLAND		99,079,147
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd	1,183,000	33,260,220
UNITED KINGDOM - 16.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc (a)	932,400	7,949,223
Interactive Media & Services - 0.1%
Baltic Classifieds Group PLC	915,880	3,555,180
Trustpilot Group PLC (a)(d)(e)	793,100	2,264,116
		5,819,296
Media - 0.1%
Informa PLC	444,030	4,413,091
TOTAL COMMUNICATION SERVICES		18,181,610

Consumer Discretionary - 2.3%
Distributors - 0.0%
Supreme PLC	947,300	1,859,985
Hotels, Restaurants & Leisure - 2.2%
Compass Group PLC	2,411,933	79,777,828
Deliveroo PLC Class A (a)(d)(e)	4,769,200	7,374,255
InterContinental Hotels Group PLC	344,430	37,084,855
		124,236,938
Leisure Products - 0.1%
Games Workshop Group PLC	24,852	4,491,150
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	221,000	2,203,310
TOTAL CONSUMER DISCRETIONARY		132,791,383

Consumer Staples - 1.4%
Beverages - 0.3%
Diageo PLC	546,187	14,273,312
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	990,900	3,010,548
Tesco PLC	2,361,900	10,161,569
		13,172,117
Food Products - 0.1%
Cranswick PLC	46,718	2,960,068
Premier Foods PLC	1,896,700	4,508,115
		7,468,183
Personal Care Products - 0.4%
Unilever PLC (Netherlands)	345,183	20,543,481
Tobacco - 0.4%
British American Tobacco PLC	371,500	15,269,945
Imperial Brands PLC	224,058	8,290,566
		23,560,511
TOTAL CONSUMER STAPLES		79,017,604

Financials - 4.3%
Banks - 1.1%
Lloyds Banking Group PLC	14,787,900	13,869,819
NatWest Group PLC	7,955,600	46,972,969
		60,842,788
Capital Markets - 2.8%
3i Group PLC	1,592,721	74,890,739
London Stock Exchange Group PLC	578,370	85,903,717
		160,794,456
Insurance - 0.4%
Hiscox Ltd	713,000	10,831,169
Lancashire Holdings Ltd	1,810,300	13,516,270
		24,347,439
TOTAL FINANCIALS		245,984,683

Health Care - 1.3%
Health Care Equipment & Supplies - 0.4%
ConvaTec Group PLC (d)(e)	6,765,150	22,476,406
Pharmaceuticals - 0.9%
Astrazeneca PLC	335,800	49,310,498
TOTAL HEALTH CARE		71,786,904

Industrials - 5.3%
Aerospace & Defense - 2.3%
BAE Systems PLC	1,679,800	33,919,354
Rolls-Royce Holdings PLC (a)	9,507,900	92,410,771
		126,330,125
Professional Services - 2.0%
Intertek Group PLC	104,097	6,730,088
RELX PLC	2,108,498	105,911,313
		112,641,401
Trading Companies & Distributors - 1.0%
Ashtead Group PLC	414,600	22,204,299
Diploma PLC	355,565	17,664,720
RS GROUP PLC	2,344,377	17,004,180
		56,873,199
TOTAL INDUSTRIALS		295,844,725

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Halma PLC	954,800	31,833,097
Real Estate - 0.1%
Real Estate Management & Development - 0.0%
Grainger PLC	465,727	1,224,262
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	193,177	2,325,679
TOTAL REAL ESTATE		3,549,941

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	325,850	6,711,980
Multi-Utilities - 0.3%
National Grid PLC	1,154,346	15,057,555
TOTAL UTILITIES		21,769,535

TOTAL UNITED KINGDOM		900,759,482
UNITED STATES - 12.5%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (a)	84,770	46,626,043
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Airbnb Inc Class A (a)	3,800	453,948
Consumer Staples - 0.7%
Food Products - 0.6%
Nestle SA	343,658	34,703,748
Tobacco - 0.1%
Philip Morris International Inc	33,300	5,285,709
TOTAL CONSUMER STAPLES		39,989,457

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Shell PLC	1,726,068	62,829,442
Financials - 2.5%
Capital Markets - 0.8%
S&P Global Inc	91,566	46,524,685
Financial Services - 0.7%
Visa Inc Class A	110,700	38,795,922
Insurance - 1.0%
Marsh & McLennan Cos Inc	217,000	52,954,510
TOTAL FINANCIALS		138,275,117

Health Care - 2.3%
Health Care Equipment & Supplies - 1.1%
Alcon AG	683,580	64,301,489
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	57,500	10,061,925
Thermo Fisher Scientific Inc	46,300	23,038,880
		33,100,805
Pharmaceuticals - 0.6%
Roche Holding AG	103,440	33,965,548
TOTAL HEALTH CARE		131,367,842

Industrials - 2.6%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	96,280	4,650,584
Waste Connections Inc (United States)	12,600	2,459,394
		7,109,978
Electrical Equipment - 1.2%
GE Vernova Inc	5,610	1,712,620
Schneider Electric SE	265,750	61,347,164
		63,059,784
Professional Services - 0.9%
Experian PLC	974,100	45,135,245
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc (United Kingdom)	149,100	23,516,451
TOTAL INDUSTRIALS		138,821,458

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
First Solar Inc (a)	6,590	833,174
Software - 0.0%
Monday.com Ltd (a)	6,300	1,531,908
TOTAL INFORMATION TECHNOLOGY		2,365,082

Materials - 2.4%
Chemicals - 1.0%
Linde PLC	125,412	58,396,844
Construction Materials - 1.4%
CRH PLC	349,100	30,710,327
Holcim AG	403,860	43,460,674
		74,171,001
Metals & Mining - 0.0%
Hecla Mining Co	430,200	2,391,912
TOTAL MATERIALS		134,959,757

Utilities - 0.1%
Electric Utilities - 0.1%
Entergy Corp	25,370	2,168,881
TXNM Energy Inc	48,250	2,580,410
		4,749,291
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	148,540	1,844,867
Vistra Corp	3,300	387,552
		2,232,419
TOTAL UTILITIES		6,981,710

TOTAL UNITED STATES		702,669,856
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	564,600	7,591,821
TOTAL COMMON STOCKS (Cost $4,005,581,446)		5,512,880,140

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	117,399,307	117,422,787
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	11,678,095	11,679,263
TOTAL MONEY MARKET FUNDS (Cost $129,102,048)			129,102,050

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,134,683,494)	5,641,982,190
NET OTHER ASSETS (LIABILITIES) - 0.3%	18,342,541
NET ASSETS - 100.0%	5,660,324,731

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $97,936,558 or 1.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,624,409 or 1.6% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $532,464 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	1,620,155

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	89,433,731	1,060,050,535	1,032,061,479	2,233,532	-	-	117,422,787	117,399,307	0.2%
Fidelity Securities Lending Cash Central Fund	15,652,657	268,828,255	272,801,649	170,899	-	-	11,679,263	11,678,095	0.0%
Total	105,086,388	1,328,878,790	1,304,863,128	2,404,431	-	-	129,102,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	269,085,921	86,182,656	182,903,265	-
Consumer Discretionary	454,248,189	112,569,899	341,678,290	-
Consumer Staples	242,518,895	121,298,535	121,220,360	-
Energy	149,707,405	77,234,536	72,472,869	-
Financials	1,509,573,897	560,650,257	948,923,640	-
Health Care	537,893,092	361,562,958	176,330,134	-
Industrials	1,238,104,111	302,066,188	936,037,923	-
Information Technology	594,923,305	156,575,250	437,815,590	532,465
Materials	397,109,241	207,243,903	189,865,338	-
Real Estate	40,985,408	10,778,344	30,207,064	-
Utilities	78,730,676	22,075,385	56,655,291	-

Money Market Funds	129,102,050	129,102,050	-	-
Total Investments in Securities:	5,641,982,190	2,147,339,961	3,494,109,764	532,465
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,866,721) - See accompanying schedule:
Unaffiliated issuers (cost $4,005,581,446)	$5,512,880,140
Fidelity Central Funds (cost $129,102,048)	129,102,050

Total Investment in Securities (cost $4,134,683,494)		$5,641,982,190
Cash		49,062
Foreign currency held at value (cost $1,407,813)		1,407,811
Receivable for investments sold		16,809,292
Receivable for fund shares sold		1,365,196
Dividends receivable		15,769,229
Reclaims receivable		19,204,549
Interest receivable		838
Distributions receivable from Fidelity Central Funds		441,428
Other receivables		32,709
Total assets		5,697,062,304
Liabilities
Payable for investments purchased
Regular delivery	$21,709,420
Delayed delivery	781,169
Payable for fund shares redeemed	2,101,032
Other payables and accrued expenses	466,689
Collateral on securities loaned	11,679,263
Total liabilities		36,737,573
Net Assets		$5,660,324,731
Net Assets consist of:
Paid in capital		$4,107,755,884
Total accumulated earnings (loss)		1,552,568,847
Net Assets		$5,660,324,731
Net Asset Value, offering price and redemption price per share ($5,660,324,731 ÷ 52,109,608 shares)		$108.62
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends		$44,207,674
Foreign Tax Reclaims		3,163,196
Interest		60,676
Income from Fidelity Central Funds (including $170,899 from security lending)		2,404,431
Income before foreign taxes withheld		$49,835,977
Less foreign taxes withheld		(4,106,721)
Total income		45,729,256
Expenses
Custodian fees and expenses	$150,911
Independent trustees' fees and expenses	10,429
Total expenses		161,340
Net Investment income (loss)		45,567,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $262,300)	119,110,854
Foreign currency transactions	(375,122)
Futures contracts	(2,237,277)
Total net realized gain (loss)		116,498,455
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $74,195)	(227,563,591)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(510,818)
Futures contracts	(1,009,516)
Total change in net unrealized appreciation (depreciation)		(229,083,924)
Net gain (loss)		(112,585,469)
Net increase (decrease) in net assets resulting from operations		$(67,017,553)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,567,916	$115,897,689
Net realized gain (loss)	116,498,455	96,571,985
Change in net unrealized appreciation (depreciation)	(229,083,924)	1,112,367,701
Net increase (decrease) in net assets resulting from operations	(67,017,553)	1,324,837,375
Distributions to shareholders	(77,848,409)	(124,139,814)

Affiliated share transactions
Proceeds from sales of shares	398,937,185	363,926,772
Reinvestment of distributions	77,848,409	124,139,814
Cost of shares redeemed	(419,325,769)	(633,150,196)

Net increase (decrease) in net assets resulting from share transactions	57,459,825	(145,083,610)
Total increase (decrease) in net assets	(87,406,137)	1,055,613,951

Net Assets
Beginning of period	5,747,730,868	4,692,116,917
End of period	$5,660,324,731	$5,747,730,868

Other Information
Shares
Sold	3,776,652	3,531,547
Issued in reinvestment of distributions	723,027	1,206,726
Redeemed	(3,942,809)	(6,252,999)
Net increase (decrease)	556,870	(1,514,726)

Financial Highlights
Fidelity® International Equity Central Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$111.49	$88.42	$71.85	$106.88	$84.62	$77.92
Income from Investment Operations
Net investment income (loss) A,B	.87	2.23	2.13	2.07	1.80	1.40
Net realized and unrealized gain (loss)	(2.26)	23.26	16.42	(28.91)	22.17	6.94
Total from investment operations	(1.39)	25.49	18.55	(26.84)	23.97	8.34
Distributions from net investment income	(1.48)	(2.42)	(1.98)	(2.25)	(1.71)	(1.39)
Distributions from net realized gain	-	-	-	(5.94)	-	(.25)
Total distributions	(1.48)	(2.42)	(1.98)	(8.19)	(1.71)	(1.64)
Net asset value, end of period	$108.62	$111.49	$88.42	$71.85	$106.88	$84.62
Total Return C	(1.23) %	29.07%	25.78%	(27.21)%	28.42%	10.91%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.01% F	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % F	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% F	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.62% F	2.21%	2.39%	2.25%	1.79%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$5,660,325	$5,747,731	$4,692,117	$3,298,065	$3,789,958	$3,020,929
Portfolio turnover rate G	55 % F	35%	40%	38%	52%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAnnualized.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,575,501,892
Gross unrealized depreciation	(123,558,430)
Net unrealized appreciation (depreciation)	$1,451,943,462
Tax cost	$4,190,038,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(33,774,131)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Equity Central Fund	1,497,538,150	1,502,982,833
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Equity Central Fund	799

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Equity Central Fund	93,009,809	33,528,086	6,281,119
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Equity Central Fund	18,871	-	-
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.859211.117
INTCEN-SANN-0525
Fidelity® Real Estate Equity Central Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate Equity Central Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
UNITED STATES - 99.3%
Real Estate - 99.3%
Health Care REITs - 14.9%
CareTrust REIT Inc	209,200	5,978,936
Ventas Inc	1,088,594	74,851,723
Welltower Inc	414,566	63,515,657
		144,346,316
Hotel & Resort REITs - 2.0%
Ryman Hospitality Properties Inc	213,900	19,559,016
Industrial REITs - 15.7%
Americold Realty Trust Inc	665,900	14,290,214
Prologis Inc	918,837	102,716,788
Rexford Industrial Realty Inc	448,800	17,570,520
Terreno Realty Corp	275,816	17,437,088
		152,014,610
Office REITs - 2.4%
Douglas Emmett Inc	1,440,200	23,043,200
Real Estate Management & Development - 1.7%
Jones Lang LaSalle Inc (a)	35,100	8,701,641
Zillow Group Inc Class C (a)	122,100	8,371,176
		17,072,817
Residential REITs - 18.7%
Essex Property Trust Inc	134,019	41,086,205
Invitation Homes Inc	1,045,540	36,437,069
Mid-America Apartment Communities Inc	213,000	35,694,540
Sun Communities Inc	300,300	38,630,592
UDR Inc	654,182	29,549,401
		181,397,807
Retail REITs - 15.4%
Curbline Properties Corp	623,900	15,092,141
Federal Realty Investment Trust	184,800	18,077,136
Macerich Co/The	1,388,300	23,837,111
NNN REIT Inc	730,700	31,164,355
SITE Centers Corp	403,750	5,184,150
Tanger Inc	985,800	33,310,182
Urban Edge Properties	1,205,900	22,912,100
		149,577,175
Specialized REITs - 28.5%
American Tower Corp	47,200	10,270,720
CubeSmart	758,719	32,404,888
Digital Realty Trust Inc	209,100	29,961,939
Equinix Inc	112,338	91,594,789
Four Corners Property Trust Inc	1,176,700	33,771,290
Iron Mountain Inc	293,800	25,278,552
Public Storage Operating Co	177,600	53,153,904
		276,436,082
TOTAL COMMON STOCKS (Cost $783,995,588)		963,447,023

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $4,838,110)	4.32	4,837,142	4,838,109

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $788,833,698)	968,285,132
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,355,642
NET ASSETS - 100.0%	970,640,774

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,789,858	48,570,800	54,522,548	121,581	-	(1)	4,838,109	4,837,142	0.0%
Fidelity Securities Lending Cash Central Fund	7,200	4,790,087	4,797,287	821	-	-	-	-	0.0%
Total	10,797,058	53,360,887	59,319,835	122,402	-	(1)	4,838,109

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	963,447,023	963,447,023	-	-

Money Market Funds	4,838,109	4,838,109	-	-
Total Investments in Securities:	968,285,132	968,285,132	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $783,995,588)	$963,447,023
Fidelity Central Funds (cost $4,838,110)	4,838,109

Total Investment in Securities (cost $788,833,698)		$968,285,132
Receivable for fund shares sold		2,449,207
Dividends receivable		3,184,418
Distributions receivable from Fidelity Central Funds		15,493
Total assets		973,934,250
Liabilities
Payable for investments purchased	$3,234,837
Payable for fund shares redeemed	54,873
Other payables and accrued expenses	3,766
Total liabilities		3,293,476
Net Assets		$970,640,774
Net Assets consist of:
Paid in capital		$839,401,603
Total accumulated earnings (loss)		131,239,171
Net Assets		$970,640,774
Net Asset Value, offering price and redemption price per share ($970,640,774 ÷ 7,029,477 shares)		$138.08
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends		$14,531,650
Income from Fidelity Central Funds (including $821 from security lending)		122,402
Total income		14,654,052
Expenses
Custodian fees and expenses	$10,173
Independent trustees' fees and expenses	1,889
Total expenses before reductions	12,062
Expense reductions	(524)
Total expenses after reductions		11,538
Net Investment income (loss)		14,642,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	30,020,161
Total net realized gain (loss)		30,020,161
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(82,645,291)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(82,645,292)
Net gain (loss)		(52,625,131)
Net increase (decrease) in net assets resulting from operations		$(37,982,617)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,642,514	$30,246,681
Net realized gain (loss)	30,020,161	17,262,083
Change in net unrealized appreciation (depreciation)	(82,645,292)	238,634,165
Net increase (decrease) in net assets resulting from operations	(37,982,617)	286,142,929
Distributions to shareholders	(12,238,943)	(30,442,419)

Affiliated share transactions
Proceeds from sales of shares	43,739,258	82,643,139
Reinvestment of distributions	12,238,943	30,442,419
Cost of shares redeemed	(78,037,946)	(251,765,739)

Net increase (decrease) in net assets resulting from share transactions	(22,059,745)	(138,680,181)
Total increase (decrease) in net assets	(72,281,305)	117,020,329

Net Assets
Beginning of period	1,042,922,079	925,901,750
End of period	$970,640,774	$1,042,922,079

Other Information
Shares
Sold	312,935	676,561
Issued in reinvestment of distributions	86,568	240,793
Redeemed	(552,543)	(1,998,384)
Net increase (decrease)	(153,040)	(1,081,030)

Financial Highlights
Fidelity® Real Estate Equity Central Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$145.20	$112.05	$111.15	$141.00	$108.09	$124.43
Income from Investment Operations
Net investment income (loss) A,B	2.05	3.93	4.22	3.36	3.33	3.43
Net realized and unrealized gain (loss)	(7.47)	33.21	.29	(30.20)	32.42	(16.47)
Total from investment operations	(5.42)	37.14	4.51	(26.84)	35.75	(13.04)
Distributions from net investment income	(1.70)	(3.99)	(3.61)	(3.01)	(2.84)	(3.30)
Total distributions	(1.70)	(3.99)	(3.61)	(3.01)	(2.84)	(3.30)
Net asset value, end of period	$138.08	$145.20	$112.05	$111.15	$141.00	$108.09
Total Return C,D	(3.76) %	33.70%	3.90%	(19.44)%	33.38%	(10.48)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.92% H	3.13%	3.53%	2.36%	2.54%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$970,641	$1,042,922	$925,902	$973,455	$1,632,601	$700,071
Portfolio turnover rate I	46 % H	39%	44%	56%	28%	84% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Real Estate Equity Central Fund (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$209,254,506
Gross unrealized depreciation	(33,403,134)
Net unrealized appreciation (depreciation)	$175,851,372
Tax cost	$792,433,760

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(65,576,953)
Long-term	(16,091,872)
Total capital loss carryforward	$(81,668,825)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Equity Central Fund	244,321,070	233,531,412
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Equity Central Fund	2,896

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Equity Central Fund	14,460,224	15,501,647	2,042,327
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Equity Central Fund	87	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $524.
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.831586.118
ESCIP-SANN-0525
Fidelity® Emerging Markets Equity Central Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Equity Central Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
BRAZIL - 6.4%
Consumer Discretionary - 0.5%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	2,096	4,089,024
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	597,700	2,571,395
Specialty Retail - 0.1%
Lojas Renner SA	1,181,089	2,531,296
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	730,006	3,134,198
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Raia Drogasil SA	3,283,200	10,960,397
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleo Brasileiro SA ADR	494,400	6,446,976
Petroleo Brasileiro SA ADR	424,000	6,080,160
PRIO SA/Brazil (b)	1,318,800	9,198,055
		21,725,191
Financials - 1.7%
Banks - 1.1%
Itau Unibanco Holding SA ADR	4,501,401	24,757,707
Capital Markets - 0.6%
B3 SA - Brasil Bolsa Balcao	5,594,400	11,901,623
XP Inc Class A	242,446	3,333,632
		15,235,255
TOTAL FINANCIALS		39,992,962

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	3,076,686	1,191,542
Pharmaceuticals - 0.0%
Hypera SA	269,406	914,473
TOTAL HEALTH CARE		2,106,015

Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	1,438,175	8,465,561
Rumo SA	2,562,800	7,284,496
		15,750,057
Materials - 1.4%
Metals & Mining - 1.3%
Metalurgica Gerdau SA	4,773,300	7,486,447
Vale SA ADR	2,551,715	25,466,116
		32,952,563
Paper & Forest Products - 0.1%
Dexco SA	2,623,228	2,473,160
TOTAL MATERIALS		35,425,723

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	134,100	428,400
Utilities - 0.8%
Electric Utilities - 0.6%
Equatorial Energia SA	1,540,625	8,639,347
Equatorial Energia SA	4,969	27,864
Isa Energia Brasil sa	717,000	2,806,961
Transmissora Alianca de Energia Eletrica S/A unit	539,000	3,179,339
		14,653,511
Independent Power and Renewable Electricity Producers - 0.2%
Engie Brasil Energia SA	549,400	3,716,293
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	116,900	2,089,530
TOTAL UTILITIES		20,459,334

TOTAL BRAZIL		159,173,992
CANADA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Barrick Gold Corp (United States)	246,500	4,791,960
Capstone Copper Corp (b)	801,300	4,126,078

TOTAL CANADA		8,918,038
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	515,150	11,102,950
CHINA - 32.2%
Communication Services - 7.1%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	844,883	1,138,099
Entertainment - 0.3%
Beijing Enlight Media Co Ltd A Shares (China)	243,199	710,427
Netease Inc ADR	53,216	5,476,991
		6,187,418
Interactive Media & Services - 6.8%
Bilibili Inc ADR (b)	246,842	4,717,151
Kanzhun Ltd ADR (b)	89,309	1,712,054
Kuaishou Technology B Shares (b)(c)(d)	1,136,283	7,968,255
Tencent Holdings Ltd	2,418,721	154,546,486
Tongdao Liepin Group (c)	490,658	322,491
		169,266,437
Consumer Discretionary - 11.1%
Automobile Components - 0.1%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	234,570	2,029,225
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	340,663	1,674,034
		3,703,259
Automobiles - 1.3%
BYD Co Ltd A Shares (China)	125,370	6,510,890
BYD Co Ltd H Shares	439,533	22,256,425
Li Auto Inc A Shares (b)	234,199	2,951,469
XPeng Inc A Shares (b)	129,000	1,333,128
		33,051,912
Broadline Retail - 6.5%
Alibaba Group Holding Ltd	4,904,907	81,156,503
Alibaba Group Holding Ltd ADR	48,800	6,452,824
JD.com Inc A Shares	1,026,645	21,119,669
JD.com Inc ADR	239,607	9,852,640
PDD Holdings Inc Class A ADR (b)	364,130	43,094,786
		161,676,422
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc ADR	82,583	3,948,293
Hotels, Restaurants & Leisure - 2.2%
Meituan B Shares (b)(c)(d)	1,609,777	32,392,689
TravelSky Technology Ltd H Shares	778,000	1,155,220
Trip.com Group Ltd	50,514	3,211,015
Trip.com Group Ltd ADR	259,218	16,481,080
		53,240,004
Household Durables - 0.6%
Haier Smart Home Co Ltd A Shares (China)	1,071,300	4,041,280
Haier Smart Home Co Ltd H Shares	3,419,170	11,021,756
		15,063,036
Textiles, Apparel & Luxury Goods - 0.2%
Li Ning Co Ltd	2,046,824	4,201,150
TOTAL CONSUMER DISCRETIONARY		274,884,076

Consumer Staples - 1.6%
Beverages - 1.0%
China Resources Beer Holdings Co Ltd	1,118,666	4,042,258
Kweichow Moutai Co Ltd A Shares (China)	50,900	10,954,961
Tsingtao Brewery Co Ltd H Shares	1,289,800	9,288,094
		24,285,313
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	550,100	1,886,873
Food Products - 0.2%
Uni-President China Holdings Ltd	3,551,400	4,087,899
Household Products - 0.1%
C&S Paper Co Ltd A Shares (China)	2,198,200	1,951,000
Personal Care Products - 0.3%
Proya Cosmetics Co Ltd A Shares (China)	603,528	6,874,224
TOTAL CONSUMER STAPLES		39,085,309

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
China Petroleum & Chemical Corp H Shares	17,906,000	9,447,257
Financials - 5.2%
Banks - 3.6%
China Construction Bank Corp H Shares	71,607,760	63,456,259
China Merchants Bank Co Ltd H Shares	4,327,681	25,658,638
		89,114,897
Insurance - 1.6%
China Life Insurance Co Ltd H Shares	6,223,921	12,030,740
Ping An Insurance Group Co of China Ltd H Shares	4,629,499	27,633,262
		39,664,002
TOTAL FINANCIALS		128,778,899

Health Care - 1.4%
Biotechnology - 0.8%
Akeso Inc (b)(c)(d)	337,319	3,323,849
Beigene Ltd ADR (b)	22,518	6,128,724
Innovent Biologics Inc (b)(c)(d)	617,287	3,714,127
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(e)	41,131	1,546,630
Zai Lab Ltd (b)	1,172,571	4,282,712
Zai Lab Ltd ADR (b)	35,595	1,286,403
		20,282,445
Health Care Equipment & Supplies - 0.2%
Angelalign Technology Inc (c)(d)(e)	82,238	583,763
Eyebright Medical Technology Beijing Co Ltd A Shares (China)	68,200	918,966
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	125,653	4,052,041
		5,554,770
Health Care Providers & Services - 0.1%
Aier Eye Hospital Group Co Ltd A Shares (China)	428,480	784,601
Sinopharm Group Co Ltd H Shares	1,223,243	2,838,658
		3,623,259
Health Care Technology - 0.1%
Medlive Technology Co Ltd (c)(d)(e)	911,113	1,538,752
Pharmaceuticals - 0.2%
China Medical System Holdings Ltd	377,425	361,860
Hansoh Pharmaceutical Group Co Ltd (c)(d)	1,078,672	3,394,949
		3,756,809
TOTAL HEALTH CARE		34,756,035

Industrials - 1.5%
Construction & Engineering - 0.3%
China Communications Services Corp Ltd H Shares	4,518,000	2,472,796
Sinopec Engineering Group Co Ltd H Shares	5,532,300	3,918,270
		6,391,066
Ground Transportation - 0.3%
Full Truck Alliance Co Ltd ADR	591,200	7,549,624
Machinery - 0.8%
Airtac International Group	242,000	6,135,532
Haitian International Holdings Ltd	421,000	1,118,251
Shenzhen Inovance Technology Co Ltd A Shares (China)	869,900	8,176,022
Yangzijiang Shipbuildling (Holdings) Ltd	2,472,800	4,339,833
		19,769,638
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	1,279,000	3,477,784
TOTAL INDUSTRIALS		37,188,112

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.0%
Luxshare Precision Industry Co Ltd A Shares (China)	101,100	571,578
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (b)(e)	32,442	821,756
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	232,700	5,931,898
Hygon Information Technology Co Ltd A Shares (China)	36,200	709,493
Montage Technology Co Ltd A Shares (China)	105,400	1,142,420
NAURA Technology Group Co Ltd A Shares (China)	46,900	2,701,248
Piotech Inc A Shares (China)	10,200	222,175
		10,707,234
Software - 0.1%
Glodon Co Ltd A Shares (China)	381,900	766,321
Pony AI Inc ADR (e)	115,200	1,016,064
		1,782,385
Technology Hardware, Storage & Peripherals - 1.6%
Lenovo Group Ltd	3,437,102	4,670,891
Xiaomi Corp B Shares (b)(c)(d)	5,383,990	34,068,437
		38,739,328
TOTAL INFORMATION TECHNOLOGY		52,622,281

Materials - 0.5%
Construction Materials - 0.5%
China Jushi Co Ltd A Shares (China)	6,385,904	11,350,658
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
China Overseas Land & Investment Ltd	746,960	1,337,027
China Resources Land Ltd	1,257,200	4,170,395
ESR Group Ltd (c)(d)	341,600	536,689
KE Holdings Inc ADR	211,200	4,243,008
Longfor Group Holdings Ltd (c)(d)	319,500	404,256
		10,691,375
Utilities - 0.9%
Gas Utilities - 0.8%
China Gas Holdings Ltd	4,180,906	3,812,306
ENN Energy Holdings Ltd	932,500	7,707,371
Kunlun Energy Co Ltd	6,066,000	5,927,510
		17,447,187
Water Utilities - 0.1%
Guangdong Investment Ltd	4,968,000	3,657,617
TOTAL UTILITIES		21,104,804

TOTAL CHINA		796,500,760
GREECE - 0.7%
Financials - 0.7%
Banks - 0.7%
Alpha Services and Holdings SA	5,320,832	12,779,729
Piraeus Financial Holdings SA	853,035	4,687,209

TOTAL GREECE		17,466,938
HONG KONG - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	9,169,702	528,113
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Kerry Properties Ltd	545,000	1,285,807
TOTAL HONG KONG		1,813,920
HUNGARY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	59,678	1,643,786
INDIA - 16.8%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Bharti Airtel Ltd	1,243,618	25,145,014
Consumer Discretionary - 1.3%
Automobiles - 0.2%
Mahindra & Mahindra Ltd	196,377	6,096,281
Hotels, Restaurants & Leisure - 1.1%
MakeMyTrip Ltd (b)(e)	50,148	4,914,003
Swiggy Ltd (b)	437,615	1,681,368
Zomato Ltd (b)	8,366,571	19,656,708
		26,252,079
Consumer Staples - 0.4%
Tobacco - 0.4%
ITC Ltd	1,981,887	9,471,243
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Coal India Ltd	1,834,800	8,507,616
Petronet LNG Ltd	985,968	3,377,643
Reliance Industries Ltd	2,481,494	36,898,589
		48,783,848
Financials - 5.9%
Banks - 3.7%
HDFC Bank Ltd/Gandhinagar	2,660,510	56,720,296
ICICI Bank Ltd	2,202,953	34,631,127
		91,351,423
Consumer Finance - 1.5%
Bajaj Finance Ltd	224,689	23,413,494
Shriram Finance Ltd	1,875,439	14,324,512
		37,738,006
Insurance - 0.7%
HDFC Life Insurance Co Ltd (c)(d)	2,200,376	17,587,994
TOTAL FINANCIALS		146,677,423

Health Care - 1.0%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	53,531	4,134,998
Max Healthcare Institute Ltd	66,427	849,773
		4,984,771
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd	73,970	4,985,114
SAI Life Sciences Ltd (c)(d)	72,743	644,988
		5,630,102
Pharmaceuticals - 0.6%
Mankind Pharma Ltd (b)	81,038	2,289,616
Sun Pharmaceutical Industries Ltd	383,267	7,767,942
Torrent Pharmaceuticals Ltd	95,638	3,600,259
		13,657,817
TOTAL HEALTH CARE		24,272,690

Industrials - 1.9%
Aerospace & Defense - 1.2%
Bharat Electronics Ltd	4,045,700	14,153,713
Hindustan Aeronautics Ltd (c)	294,800	14,326,484
		28,480,197
Construction & Engineering - 0.7%
Larsen & Toubro Ltd	440,651	17,922,261
TOTAL INDUSTRIALS		46,402,458

Information Technology - 1.5%
IT Services - 1.5%
Infosys Ltd	1,002,053	18,363,864
Infosys Ltd ADR (e)	245,326	4,477,199
Tata Consultancy Services Ltd	343,264	14,442,053
		37,283,116
Materials - 0.7%
Construction Materials - 0.4%
JK Cement Ltd	186,698	10,738,039
Metals & Mining - 0.3%
Tata Steel Ltd	3,932,400	7,025,883
TOTAL MATERIALS		17,763,922

Real Estate - 0.2%
Office REITs - 0.1%
Embassy Office Parks REIT	381,252	1,627,837
Real Estate Management & Development - 0.1%
Godrej Properties Ltd (b)	61,600	1,522,635
Sunteck Realty Ltd	130,994	591,749
		2,114,384
TOTAL REAL ESTATE		3,742,221

Utilities - 0.9%
Electric Utilities - 0.4%
Power Grid Corp of India Ltd	3,268,141	11,061,524
Independent Power and Renewable Electricity Producers - 0.5%
NTPC Ltd	2,915,711	12,123,978
TOTAL UTILITIES		23,185,502

TOTAL INDIA		415,075,797
INDONESIA - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	6,182,600	897,898
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	50,210,400	6,214,863
Food Products - 0.3%
First Resources Ltd	5,194,100	6,740,068
TOTAL CONSUMER STAPLES		12,954,931

Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	38,511,662	19,676,011
Bank Rakyat Indonesia Persero Tbk PT	48,305,164	11,676,904
		31,352,915
TOTAL INDONESIA		45,205,744
KOREA (SOUTH) - 7.8%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Kakao Corp	269,869	7,187,369
NAVER Corp	48,330	6,309,862
		13,497,231
Consumer Discretionary - 0.8%
Automobiles - 0.5%
Hyundai Motor Co	14,410	1,944,483
Kia Corp	177,748	11,231,492
		13,175,975
Household Durables - 0.3%
Coway Co Ltd	117,530	6,468,303
TOTAL CONSUMER DISCRETIONARY		19,644,278

Consumer Staples - 0.2%
Personal Care Products - 0.2%
Amorepacific Corp	58,530	4,050,955
Financials - 0.8%
Banks - 0.6%
KB Financial Group Inc	255,678	13,845,347
Financial Services - 0.0%
Kakao Pay Corp (b)	27,317	534,619
Insurance - 0.2%
Samsung Life Insurance Co Ltd	115,189	6,505,383
TOTAL FINANCIALS		20,885,349

Health Care - 0.5%
Biotechnology - 0.2%
Celltrion Inc	43,722	5,045,703
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	16,711	627,590
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (b)(c)(d)	11,221	7,779,994
TOTAL HEALTH CARE		13,453,287

Industrials - 0.8%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	169,730	8,709,901
Electrical Equipment - 0.2%
LS Electric Co Ltd	42,290	5,172,256
Industrial Conglomerates - 0.2%
LG Corp	112,702	4,965,889
TOTAL INDUSTRIALS		18,848,046

Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	224,099	29,844,968
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co Ltd	1,817,974	72,005,003
TOTAL INFORMATION TECHNOLOGY		101,849,971

TOTAL KOREA (SOUTH)		192,229,117
KUWAIT - 0.5%
Financials - 0.5%
Banks - 0.5%
Kuwait Finance House KSCP	4,417,629	11,386,011
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(f)(g)	161,297	275,818
Jumo World Ltd (b)(f)	161	0

TOTAL MAURITIUS		275,818
MEXICO - 1.8%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Wal-Mart de Mexico SAB de CV Series V	4,140,700	11,403,643
Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	2,870,532	19,908,359
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	1,874,900	10,518,189
Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,305,300	1,525,066
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV (e)	891,700	2,040,525
TOTAL MEXICO		45,395,782
NETHERLANDS - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CTP NV (c)(d)	78,985	1,414,331
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	81,549	7,540,021
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	81,761	15,220,628
PHILIPPINES - 0.3%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
SM Investments Corp	259,000	3,570,135
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	3,859,100	1,554,406
SM Prime Holdings Inc	3,547,200	1,489,546
		3,043,952
TOTAL PHILIPPINES		6,614,087
POLAND - 0.8%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA (e)	67,560	3,694,701
Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Allegro.eu SA (b)(c)(d)	802,688	6,478,873
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA	1,218	5,538,222
TOTAL CONSUMER DISCRETIONARY		12,017,095

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA (b)(c)(d)	42,800	4,988,489
TOTAL POLAND		20,700,285
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	160,904	999,214
ROMANIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	51,000	1,365,938
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (b)(f)	782,800	8
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	794,750	0
Sberbank of Russia PJSC ADR (b)(f)	1,468,992	15
		15
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (b)(c)(f)	433,400	3
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(f)	6,300	0
TOTAL RUSSIA		26
SAUDI ARABIA - 3.9%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	63,500	2,356,428
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Saudi Arabian Oil Co (c)(d)	2,133,700	15,215,930
Financials - 3.1%
Banks - 2.8%
Al Rajhi Bank	1,200,005	32,630,564
Alinma Bank	1,946,331	15,929,291
Saudi National Bank/The	2,040,307	19,499,615
		68,059,470
Insurance - 0.3%
Bupa Arabia for Cooperative Insurance Co	160,217	7,542,940
TOTAL FINANCIALS		75,602,410

Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	141,400	3,995,735
TOTAL SAUDI ARABIA		97,170,503
SINGAPORE - 0.8%
Communication Services - 0.8%
Entertainment - 0.8%
Sea Ltd Class A ADR (b)	145,780	19,022,832
SOUTH AFRICA - 3.8%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Naspers Ltd Class N	122,130	30,094,537
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Pick n Pay Stores Ltd (b)	3,701,602	5,537,766
Shoprite Holdings Ltd	583,341	8,676,462
		14,214,228
Financials - 1.3%
Banks - 0.6%
Capitec Bank Holdings Ltd	92,017	15,571,173
Financial Services - 0.7%
FirstRand Ltd	4,345,703	17,027,288
TOTAL FINANCIALS		32,598,461

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd (e)	336,800	4,325,956
Materials - 0.5%
Metals & Mining - 0.5%
Impala Platinum Holdings Ltd (b)	1,869,600	12,839,925
TOTAL SOUTH AFRICA		94,073,107
TAIWAN - 15.0%
Consumer Staples - 0.3%
Food Products - 0.3%
Uni-President Enterprises Corp	3,041,000	7,403,151
Financials - 1.2%
Banks - 0.6%
CTBC Financial Holding Co Ltd	12,758,632	15,314,030
Insurance - 0.6%
Cathay Financial Holding Co Ltd	7,505,032	13,980,873
TOTAL FINANCIALS		29,294,903

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	121,237	1,908,780
Industrials - 0.3%
Electrical Equipment - 0.3%
Bizlink Holding Inc	457,390	7,097,509
Information Technology - 13.2%
Communications Equipment - 0.0%
Accton Technology Corp	46,000	813,598
Electronic Equipment, Instruments & Components - 1.1%
Chroma ATE Inc	167,000	1,456,819
Delta Electronics Inc	440,911	4,868,306
E Ink Holdings Inc	783,015	6,363,545
Hon Hai Precision Industry Co Ltd	2,894,173	13,032,829
Yageo Corp	70,000	1,029,243
		26,750,742
Semiconductors & Semiconductor Equipment - 11.7%
Alchip Technologies Ltd	43,000	3,618,635
ASE Technology Holding Co Ltd	2,228,524	9,777,105
eMemory Technology Inc	85,757	6,019,129
King Yuan Electronics Co Ltd	59,107	160,135
MediaTek Inc	465,253	20,018,550
Taiwan Semiconductor Manufacturing Co Ltd	8,822,685	248,051,091
		287,644,645
Technology Hardware, Storage & Peripherals - 0.4%
Asustek Computer Inc	94,000	1,746,008
Quanta Computer Inc	838,473	5,823,891
Wiwynn Corp	64,307	3,250,949
		10,820,848
TOTAL INFORMATION TECHNOLOGY		326,029,833

TOTAL TAIWAN		371,734,176
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	445,700	613,731
THAILAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
PTT Global Chemical PCL	6,726,200	3,424,633
TURKEY - 0.3%
Materials - 0.3%
Construction Materials - 0.3%
Oyak Cimento Fabrikalari AS	8,900,344	7,139,508
UNITED ARAB EMIRATES - 1.6%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	4,453,963	6,232,880
Financials - 0.9%
Banks - 0.9%
Abu Dhabi Commercial Bank PJSC	2,873,759	8,528,171
Abu Dhabi Islamic Bank PJSC	1,967,013	8,589,952
Dubai Islamic Bank PJSC	2,807,900	5,481,253
		22,599,376
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	664,100	1,522,385
Emaar Properties PJSC	2,568,878	9,336,924
		10,859,309
TOTAL UNITED ARAB EMIRATES		39,691,565
UNITED KINGDOM - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (South Africa)	245,500	9,196,308
UNITED STATES - 1.1%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR	156,600	6,124,626
Health Care - 0.1%
Biotechnology - 0.1%
Legend Biotech Corp ADR (b)	102,763	3,486,749
Materials - 0.8%
Construction Materials - 0.8%
Titan Cement International SA	366,015	16,602,636
TOTAL UNITED STATES		26,214,011
TOTAL COMMON STOCKS (Cost $1,908,411,140)		2,428,323,557

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Creditas Financial Solutions Ltd 5% 7/28/2027 (f)(g) (Cost $2,066,600)	2,066,600	2,015,141

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd Series E1 (b)(f)(g)	30,246	7,387,283
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(f)(g)	45,658	400,877
TOTAL CHINA		7,788,160
INDIA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Meesho Series D2 (f)(g)	14,381	1,087,204
Meesho Series E (f)(g)	2,396	181,137
Meesho Series E1 (f)(g)	2,520	190,512
Meesho Series F (b)(f)(g)	36,087	2,782,669

TOTAL INDIA		4,241,522
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (b)(f)(g)	44,950	324,090
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,791,989)		12,353,772

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co Series 2 (Cost $5,049,778)	72,263	7,323,822

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025	4.26	590,000	588,404
US Treasury Bills 0% 5/8/2025	4.28	140,000	139,391
US Treasury Bills 0% 6/5/2025 (i)	4.25	710,000	704,622
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,432,412)			1,432,417

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	32,282,411	32,288,868
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	20,746,867	20,748,941
TOTAL MONEY MARKET FUNDS (Cost $53,037,425)			53,037,809

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,978,789,344)	2,504,486,518
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(29,929,382)
NET ASSETS - 100.0%	2,474,557,136

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	65	Jun 2025	3,610,100	(111,632)	(111,632)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $159,014,984 or 6.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,366,006 or 5.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,644,731 or 0.6% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $203,447.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	3,314,181

Creditas Financial Solutions Ltd 5% 7/28/2027	1/28/22 - 7/28/23	2,066,600

dMed Biopharmaceutical Co Ltd Series C	12/01/20	648,487

Gupshup Inc	6/08/21	1,027,791

Jumo World Holding Limited	9/06/23	1,371,330

Meesho Series D2	7/15/24	805,336

Meesho Series E	7/15/24	134,176

Meesho Series E1	4/18/24	141,120

Meesho Series F	9/21/21 - 7/15/24	2,720,898

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	25,748,606	525,163,140	518,622,877	1,118,091	-	(1)	32,288,868	32,282,411	0.1%
Fidelity Securities Lending Cash Central Fund	12,631,369	186,354,206	178,236,634	68,548	-	-	20,748,941	20,746,867	0.1%
Total	38,379,975	711,517,346	696,859,511	1,186,639	-	(1)	53,037,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	240,990,688	36,236,674	204,754,014	-
Consumer Discretionary	383,670,687	141,537,599	242,133,088	-
Consumer Staples	114,532,346	41,566,757	72,965,589	-
Energy	107,529,740	49,298,627	58,231,105	8
Financials	592,040,467	217,308,207	374,456,427	275,833
Health Care	81,627,342	14,651,677	66,975,665	-
Industrials	140,722,294	35,165,658	105,556,636	-
Information Technology	517,785,201	6,315,019	511,470,182	-
Materials	148,278,228	115,739,012	32,539,213	3
Real Estate	35,030,986	20,510,639	14,520,347	-
Utilities	66,115,578	21,825,272	44,290,306	-

Convertible Corporate Bonds
Financials	2,015,141	-	-	2,015,141

Convertible Preferred Stocks
Communication Services	7,387,283	-	-	7,387,283
Consumer Discretionary	4,241,522	-	-	4,241,522
Health Care	400,877	-	-	400,877
Information Technology	324,090	-	-	324,090

Non-Convertible Preferred Stocks
Consumer Discretionary	7,323,822	-	7,323,822	-

U.S. Treasury Obligations	1,432,417	-	1,432,417	-

Money Market Funds	53,037,809	53,037,809	-	-
Total Investments in Securities:	2,504,486,518	753,192,950	1,736,648,811	14,644,757
Derivative Instruments:

Liabilities
Futures Contracts	(111,632)	(111,632)	-	-
Total Liabilities	(111,632)	(111,632)	-	-
Total Derivative Instruments:	(111,632)	(111,632)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(111,632)
Total Equity Risk	0	(111,632)
Total Value of Derivatives	0	(111,632)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,485,748) - See accompanying schedule:
Unaffiliated issuers (cost $1,925,751,919)	$2,451,448,709
Fidelity Central Funds (cost $53,037,425)	53,037,809

Total Investment in Securities (cost $1,978,789,344)		$2,504,486,518
Foreign currency held at value (cost $822,882)		823,164
Receivable for investments sold		1,717,321
Receivable for fund shares sold		631,731
Dividends receivable		5,935,523
Interest receivable		173,255
Distributions receivable from Fidelity Central Funds		165,713
Other receivables		299,438
Total assets		2,514,232,663
Liabilities
Payable to custodian bank	$31,910
Payable for investments purchased	2,938,342
Payable for fund shares redeemed	922,931
Payable for daily variation margin on futures contracts	28,746
Deferred taxes	14,910,922
Other payables and accrued expenses	93,735
Collateral on securities loaned	20,748,941
Total liabilities		39,675,527
Net Assets		$2,474,557,136
Net Assets consist of:
Paid in capital		$2,198,341,769
Total accumulated earnings (loss)		276,215,367
Net Assets		$2,474,557,136
Net Asset Value, offering price and redemption price per share ($2,474,557,136 ÷ 11,092,580 shares)		$223.08
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends		$22,348,629
Interest		59,953
Income from Fidelity Central Funds (including $68,548 from security lending)		1,186,639
Income before foreign taxes withheld		$23,595,221
Less foreign taxes withheld		(2,478,975)
Total income		21,116,246
Expenses
Custodian fees and expenses	$316,767
Independent trustees' fees and expenses	4,533
Total expenses		321,300
Net Investment income (loss)		20,794,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,711,373)	21,472,050
Foreign currency transactions	(1,456,985)
Futures contracts	947,990
Total net realized gain (loss)		20,963,055
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $9,711,352)	(106,858,718)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(161,431)
Futures contracts	(111,632)
Total change in net unrealized appreciation (depreciation)		(107,131,782)
Net gain (loss)		(86,168,727)
Net increase (decrease) in net assets resulting from operations		$(65,373,781)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,794,946	$55,494,373
Net realized gain (loss)	20,963,055	(68,431,052)
Change in net unrealized appreciation (depreciation)	(107,131,782)	544,822,762
Net increase (decrease) in net assets resulting from operations	(65,373,781)	531,886,083
Distributions to shareholders	(16,003,612)	(53,105,685)

Affiliated share transactions
Proceeds from sales of shares	167,222,839	88,746,296
Reinvestment of distributions	16,003,612	53,105,685
Cost of shares redeemed	(132,601,124)	(270,865,212)

Net increase (decrease) in net assets resulting from share transactions	50,625,327	(129,013,231)
Total increase (decrease) in net assets	(30,752,066)	349,767,167

Net Assets
Beginning of period	2,505,309,202	2,155,542,035
End of period	$2,474,557,136	$2,505,309,202

Other Information
Shares
Sold	762,148	427,021
Issued in reinvestment of distributions	71,535	261,492
Redeemed	(597,230)	(1,309,993)
Net increase (decrease)	236,453	(621,480)

Financial Highlights
Fidelity® Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$230.77	$187.80	$168.44	$277.72	$237.14	$210.61
Income from Investment Operations
Net investment income (loss) A,B	1.90	4.94	5.48	5.84	5.06	3.85
Net realized and unrealized gain (loss)	(8.13)	42.80	19.98	(90.17)	40.55	28.57
Total from investment operations	(6.23)	47.74	25.46	(84.33)	45.61	32.42
Distributions from net investment income	(1.46)	(4.77)	(6.10)	(6.45)	(5.03)	(5.52)
Distributions from net realized gain	-	-	-	(18.50)	-	(.37)
Total distributions	(1.46)	(4.77)	(6.10)	(24.95)	(5.03)	(5.89)
Net asset value, end of period	$223.08	$230.77	$187.80	$168.44	$277.72	$237.14
Total Return C,D	(2.70) %	25.79%	15.11%	(32.96)%	19.17%	15.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.02%	.02%	.02%	.03%	.05%
Expenses net of fee waivers, if any	.03 % G	.02%	.02%	.02%	.03%	.05%
Expenses net of all reductions	.03% G	.02%	.02%	.02%	.03%	.05%
Net investment income (loss)	1.70% G	2.39%	2.88%	2.68%	1.74%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$2,474,557	$2,505,309	$2,155,542	$1,772,064	$1,902,714	$1,986,807
Portfolio turnover rate H	58 % G	42%	50%	58%	68%	50%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$681,880,186
Gross unrealized depreciation	(179,887,417)
Net unrealized appreciation (depreciation)	$501,992,769
Tax cost	$2,002,382,117

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(132,974,899)
Long-term	(103,368,125)
Total capital loss carryforward	$(236,343,024)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Equity Central Fund	742,398,619	693,304,233
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Markets Equity Central Fund	2,199

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Equity Central Fund	6,045,293	19,651,163	8,564,776
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Equity Central Fund	7,300	-	-
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.876936.116
EMQ-SANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025